Capital Income Builder®
Investment portfolio
January 31, 2023
unaudited

Common stocks 75.25% Financials 14.74%	Shares	Value (000)
Zurich Insurance Group AG	3,463,239	$1,712,831
Toronto-Dominion Bank (CAD denominated)	12,839,761	888,376
JPMorgan Chase & Co.	6,041,003	845,499
Morgan Stanley	8,248,387	802,816
Münchener Rückversicherungs-Gesellschaft AG	2,097,888	755,576
DBS Group Holdings, Ltd.	26,771,329	732,874
CME Group, Inc., Class A	4,101,162	724,511
PNC Financial Services Group, Inc.	4,332,697	716,758
Power Corporation of Canada, subordinate voting shares	17,946,600	486,786
DNB Bank ASA	23,433,735	437,786
BlackRock, Inc.	547,820	415,910
Ping An Insurance (Group) Company of China, Ltd., Class H	37,574,667	293,291
Ping An Insurance (Group) Company of China, Ltd., Class A	2,103,663	15,877
B3 SA-Brasil, Bolsa, Balcao	120,260,642	307,030
Webster Financial Corp.	5,423,769	285,561
Blackstone, Inc., nonvoting shares	2,966,119	284,629
ING Groep NV	19,576,554	282,556
Tryg A/S	12,163,039	278,881
KBC Groep NV	3,623,919	267,974
Principal Financial Group, Inc.	2,826,000	261,546
AIA Group, Ltd.	22,469,800	253,741
China Pacific Insurance (Group) Co., Ltd., Class H	91,673,812	252,746
American International Group, Inc.	3,905,131	246,882
East West Bancorp, Inc.	2,668,647	209,542
State Street Corp.	2,268,303	207,164
China Merchants Bank Co., Ltd., Class A	24,953,001	152,911
China Merchants Bank Co., Ltd., Class H	8,228,000	53,411
Wells Fargo & Company	4,381,373	205,355
Hana Financial Group, Inc.	4,982,584	198,381
Kaspi.kz JSC[1]	2,447,140	180,368
United Overseas Bank, Ltd.	7,851,200	178,823
National Bank of Canada	2,053,000	154,220
Swedbank AB, Class A	7,814,300	149,865
Citizens Financial Group, Inc.	3,221,915	139,573
Great-West Lifeco, Inc.	4,749,578	125,972
KeyCorp	6,498,537	124,707
Travelers Companies, Inc.	634,507	121,267
Franklin Resources, Inc.	3,799,500	118,544
OneMain Holdings, Inc.	2,653,994	114,493
BNP Paribas SA	1,607,000	110,152
360 ONE WAM, Ltd.[2]	4,730,130	105,897
Truist Financial Corp.	2,020,500	99,793
EFG International AG	10,030,543	93,585
Corebridge Financial, Inc.[3]	4,000,000	87,040
Euronext NV	999,658	81,016
TPG, Inc., Class A3	2,401,693	77,359
Capital Income Builder — Page 1 of 44

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Hang Seng Bank, Ltd.	4,630,800	$77,010
Citigroup, Inc.	1,460,000	76,241
Hong Kong Exchanges and Clearing, Ltd.	1,619,200	72,777
Bank Central Asia Tbk PT	128,165,200	72,636
Vontobel Holding AG	1,002,567	70,883
Patria Investments, Ltd., Class A2	4,537,900	70,020
Banco Santander, SA	18,170,300	63,401
Skandinaviska Enskilda Banken AB, Class A	4,651,870	56,252
Fukuoka Financial Group, Inc.	2,339,200	53,892
Resona Holdings, Inc.	9,073,100	50,251
UniCredit SpA	1,105,058	21,535
Cullen/Frost Bankers, Inc.	160,624	20,926
SouthState Corp.	214,206	17,051
Société Générale	35,313	1,050
Jonah Energy Parent, LLC[4]	1,631	96
Moscow Exchange MICEX-RTS PJSC[4,5]	85,235,374	—[6]
Sberbank of Russia PJSC[4,5]	19,327,472	—[6]
		15,363,896
Consumer staples 9.73%
Philip Morris International, Inc.	22,932,082	2,390,440
British American Tobacco PLC	36,080,352	1,379,864
British American Tobacco PLC (ADR)	5,339,964	205,535
Altria Group, Inc.	16,618,974	748,519
Nestlé SA	6,049,893	738,277
General Mills, Inc.	9,080,765	711,569
PepsiCo, Inc.	3,636,009	621,830
Imperial Brands PLC	18,410,813	461,555
Kimberly-Clark Corp.	3,457,945	449,567
ITC, Ltd.	93,387,681	403,222
Carlsberg A/S, Class B	1,849,873	261,727
Unilever PLC (GBP denominated)	4,979,142	254,379
Danone SA	4,292,863	234,928
Keurig Dr Pepper, Inc.	6,445,938	227,413
Anheuser-Busch InBev SA/NV	3,286,679	197,845
Seven & i Holdings Co., Ltd.	3,306,000	156,300
Kraft Heinz Company	2,880,637	116,752
Procter & Gamble Company	671,222	95,569
Essity Aktiebolag, Class B	3,261,621	85,242
Mondelez International, Inc.	1,289,056	84,356
Vector Group, Ltd.	5,976,012	77,389
Diageo PLC	1,510,139	65,612
Viscofan, SA, non-registered shares	779,691	50,240
Reckitt Benckiser Group PLC	688,991	49,064
Scandinavian Tobacco Group A/S	2,058,240	35,814
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	12,310,685	23,496
Coca-Cola HBC AG (CDI)	636,500	15,429
		10,141,933
Health care 8.70%
AbbVie, Inc.	14,559,067	2,151,102
Amgen, Inc.	4,741,895	1,196,854
Gilead Sciences, Inc.	13,392,977	1,124,206
AstraZeneca PLC	5,314,855	695,387
Abbott Laboratories	5,862,665	648,118
Capital Income Builder — Page 2 of 44

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Medtronic PLC	7,593,825	$635,527
Bristol-Myers Squibb Company	7,019,170	509,943
Novartis AG	5,240,364	473,942
Takeda Pharmaceutical Company, Ltd.	11,234,800	353,809
Pfizer, Inc.	7,055,788	311,584
Roche Holding AG, nonvoting non-registered shares	920,787	287,777
UnitedHealth Group, Inc.	555,861	277,480
Royalty Pharma PLC, Class A	3,759,287	147,326
Merck & Co., Inc.	702,500	75,456
EBOS Group, Ltd.	2,658,446	74,072
Bayer AG	1,072,107	66,500
GSK PLC	1,489,840	26,017
Koninklijke Philips NV	310,789	5,384
Organon & Co.	70,250	2,117
		9,062,601
Information technology 7.31%
Broadcom, Inc.	5,792,739	3,388,810
Microsoft Corp.	5,444,831	1,349,284
Taiwan Semiconductor Manufacturing Company, Ltd.	51,783,456	913,574
Texas Instruments, Inc.	2,008,069	355,850
Vanguard International Semiconductor Corp.	54,804,249	184,120
Paychex, Inc.	1,520,436	176,158
KLA Corp.	430,103	168,807
QUALCOMM, Inc.	1,015,727	135,305
Automatic Data Processing, Inc.	559,579	126,359
Tokyo Electron, Ltd.	314,000	110,189
Western Union Company	7,516,724	106,512
SAP SE	880,449	103,626
Analog Devices, Inc.	517,734	88,776
NetApp, Inc.	1,291,676	85,548
GlobalWafers Co., Ltd.	4,251,700	75,108
Fidelity National Information Services, Inc.	845,644	63,457
Intel Corp.	1,604,123	45,332
Tripod Technology Corp.	12,630,424	41,823
MediaTek, Inc.	1,620,467	39,268
SINBON Electronics Co., Ltd.	3,987,072	38,357
BE Semiconductor Industries NV	326,200	23,279
		7,619,542
Industrials 7.23%
Raytheon Technologies Corp.	21,125,595	2,109,391
Siemens AG	3,216,496	499,733
BAE Systems PLC	46,755,226	494,133
Honeywell International, Inc.	2,046,161	426,584
Lockheed Martin Corp.	897,955	415,987
RELX PLC	11,642,336	346,028
RELX PLC (ADR)	759,134	22,554
Kone OYJ, Class B	6,371,100	347,903
L3Harris Technologies, Inc.	1,306,026	280,560
Deutsche Post AG	5,936,790	254,296
VINCI SA	2,097,947	236,680
Trinity Industries, Inc.[2]	7,712,016	221,875
Singapore Technologies Engineering, Ltd.	78,169,056	220,042
Illinois Tool Works, Inc.	650,000	153,426
Capital Income Builder — Page 3 of 44

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
BOC Aviation, Ltd.	16,978,156	$140,956
SGS SA	52,812	128,744
ITOCHU Corp.[3]	3,939,700	127,365
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	6,602,714	113,989
AB Volvo, Class B	5,635,668	111,700
Compañia de Distribución Integral Logista Holdings, SA, non-registered shares	4,044,948	109,481
Trelleborg AB, Class B	4,230,000	105,796
Norfolk Southern Corp.	342,215	84,120
LIXIL Corp.	4,771,900	82,421
Ventia Services Group Pty, Ltd.[2]	43,376,123	74,202
United Parcel Service, Inc., Class B	396,000	73,351
Union Pacific Corp.	305,708	62,422
Marubeni Corp.	5,050,000	61,902
Waste Management, Inc.	348,437	53,914
General Dynamics Corp.	224,400	52,299
Carrier Global Corp.	1,081,344	49,234
Airbus SE, non-registered shares	319,385	40,019
Sulzer AG	374,355	31,871
		7,532,978
Energy 6.23%
Canadian Natural Resources, Ltd. (CAD denominated)[3]	18,215,101	1,118,054
TC Energy Corp. (CAD denominated)	16,086,430	693,123
TC Energy Corp.	1,387,400	59,853
Chevron Corp.	4,200,335	730,942
Exxon Mobil Corp.	6,138,884	712,172
TotalEnergies SE	7,980,721	495,821
EOG Resources, Inc.	3,559,192	470,703
BP PLC	70,864,879	428,750
Shell PLC (GBP denominated)	10,113,335	297,051
Shell PLC (ADR)	738,100	43,408
Woodside Energy Group, Ltd.	10,665,083	276,851
Woodside Energy Group, Ltd. (CDI)	2,125,736	55,219
Pioneer Natural Resources Company	909,940	209,605
ConocoPhillips	1,699,796	207,154
Schlumberger, Ltd.	3,258,133	185,648
Baker Hughes Co., Class A	4,650,800	147,616
Enbridge, Inc. (CAD denominated)	3,545,462	145,171
Equitrans Midstream Corp.	18,872,981	136,829
DT Midstream, Inc.	1,195,562	65,350
Galp Energia, SGPS, SA, Class B	1,006,588	13,770
Constellation Oil Services Holding SA, Class B-1[4,5]	282,550	31
Gazprom PJSC[4]	84,735,990	—[6]
		6,493,121
Real estate 6.21%
VICI Properties, Inc. REIT	48,536,248	1,658,969
Crown Castle, Inc. REIT	9,882,094	1,463,637
Equinix, Inc. REIT	959,958	708,574
Gaming and Leisure Properties, Inc. REIT	8,273,693	443,139
Federal Realty Investment Trust REIT	2,500,000	278,825
Link REIT[3]	33,139,482	266,609
American Tower Corp. REIT	869,676	194,277
CK Asset Holdings, Ltd.	28,272,934	180,643
Boston Properties, Inc. REIT	2,200,000	163,988
Capital Income Builder — Page 4 of 44

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Sun Hung Kai Properties, Ltd.	9,857,353	$140,179
Charter Hall Group REIT	13,076,087	128,780
Longfor Group Holdings, Ltd.	31,647,500	105,315
POWERGRID Infrastructure Investment Trust[2]	59,148,100	91,107
CTP NV	6,006,045	87,117
Mindspace Business Parks REIT	21,491,600	86,697
Embassy Office Parks REIT	21,328,000	85,599
Americold Realty Trust, Inc. REIT	2,701,312	84,848
Extra Space Storage, Inc. REIT	513,464	81,040
Digital Realty Trust, Inc. REIT	610,751	70,004
Kimco Realty Corp. REIT	2,819,000	63,315
Prologis, Inc. REIT	423,630	54,767
CubeSmart REIT	727,081	33,293
		6,470,722
Utilities 5.82%
National Grid PLC	47,283,143	601,434
Iberdrola, SA, non-registered shares	44,338,843	518,495
DTE Energy Company	4,165,000	484,681
Engie SA	29,213,604	415,598
Engie SA, bonus dividend	3,818,624	54,324
Power Grid Corporation of India, Ltd.	176,275,365	467,498
E.ON SE	42,892,620	466,052
Edison International	5,359,531	369,272
The Southern Co.	5,449,175	368,800
Dominion Energy, Inc.	5,432,406	345,718
Duke Energy Corp.	2,895,700	296,665
AES Corp.	9,541,613	261,536
Entergy Corp.	2,323,425	251,580
Exelon Corp.	4,420,868	186,516
SSE PLC	6,716,533	143,379
Sempra Energy	875,819	140,420
Public Service Enterprise Group, Inc.	2,207,981	136,740
CenterPoint Energy, Inc.	4,465,549	134,502
ENN Energy Holdings, Ltd.	8,237,800	123,965
Evergy, Inc.	1,332,665	83,491
Enel SpA	11,608,687	68,329
Power Assets Holdings, Ltd.	9,434,000	53,437
NextEra Energy, Inc.	510,685	38,112
SembCorp Industries, Ltd.	8,525,000	23,526
CMS Energy Corp.	352,820	22,295
American Electric Power Company, Inc.	120,522	11,324
		6,067,689
Materials 3.23%
Vale SA (ADR), ordinary nominative shares	30,925,978	577,697
Vale SA, ordinary nominative shares	19,740,969	367,535
Rio Tinto PLC	7,048,863	551,054
Air Products and Chemicals, Inc.	855,988	274,353
Linde PLC	781,484	258,624
BHP Group, Ltd. (CDI)	7,292,000	255,095
International Flavors & Fragrances, Inc.	1,926,576	216,663
LyondellBasell Industries NV	1,630,155	157,620
UPM-Kymmene OYJ	3,087,543	111,973
Sociedad Química y Minera de Chile SA, Class B (ADR)	1,111,408	108,407
Capital Income Builder — Page 5 of 44

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Evonik Industries AG	4,821,154	$106,737
BASF SE	1,357,203	77,346
Asahi Kasei Corp.	8,589,800	65,172
Smurfit Kappa Group PLC	1,378,190	57,875
Gerdau SA (ADR)	8,888,000	57,772
Fortescue Metals Group, Ltd.	2,372,992	37,643
Nexa Resources SA	4,624,901	33,577
Shin-Etsu Chemical Co., Ltd.	178,600	26,602
WestRock Co.	662,600	26,000
		3,367,745
Communication services 3.04%
Comcast Corp., Class A	19,657,649	773,529
Verizon Communications, Inc.	10,220,406	424,862
SoftBank Corp.	27,222,158	311,432
Nippon Telegraph and Telephone Corp.	10,068,100	301,483
Koninklijke KPN NV	81,065,231	276,952
Singapore Telecommunications, Ltd.	135,449,500	259,589
BCE, Inc.[3]	4,861,882	229,839
HKT Trust and HKT, Ltd., units	100,055,060	131,320
América Móvil, SAB de CV, Series L (ADR)	5,459,755	114,273
Warner Music Group Corp., Class A	2,928,864	106,757
WPP PLC	7,309,271	85,265
Omnicom Group, Inc.	931,500	80,100
ProSiebenSat.1 Media SE	3,562,000	36,497
Indus Towers, Ltd.	18,916,173	35,563
		3,167,461
Consumer discretionary 3.01%
Industria de Diseño Textil, SA	13,201,427	412,254
Starbucks Corp.	3,619,300	395,010
Midea Group Co., Ltd., Class A	45,832,308	375,799
Home Depot, Inc.	1,138,335	369,014
Kering SA	524,213	327,264
LVMH Moët Hennessy-Louis Vuitton SE	317,813	277,636
McDonald’s Corp.	1,000,000	267,400
Restaurant Brands International, Inc.	3,793,243	253,882
Galaxy Entertainment Group, Ltd.	17,447,000	121,900
YUM! Brands, Inc.	902,600	117,798
Darden Restaurants, Inc.	623,503	92,260
OPAP SA	2,405,363	36,139
Inchcape PLC	2,546,035	28,677
Pearson PLC	2,478,885	28,198
Kindred Group PLC (SDR)	1,933,000	19,486
VF Corp.	397,691	12,304
		3,135,021
Total common stocks (cost: $59,075,080,000)		78,422,709
Preferred securities 0.09% Information technology 0.05%
Samsung Electronics Co., Ltd., nonvoting preferred shares	1,163,110	52,411
Capital Income Builder — Page 6 of 44

unaudited
Preferred securities (continued) Financials 0.04%	Shares	Value (000)
Banco Bradesco SA, preferred nominative shares	12,238,044	$33,800
CoBank, ACB, Class E, 5.99% noncumulative preferred shares[1,7]	13,000	10,400
		44,200
Total preferred securities (cost: $84,266,000)		96,611
Rights & warrants 0.00% Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 11/22/2023[5]	684,470	793
Total rights & warrants (cost: $0)		793
Convertible stocks 0.47% Utilities 0.28%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	3,206,400	153,747
AES Corp., convertible preferred units, 6.875% 2/15/2024	913,000	91,154
American Electric Power Company, Inc., convertible preferred units, 6.125% 8/15/2023[3]	938,000	48,260
		293,161
Health care 0.11%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 4/15/2023	84,600	113,703
Consumer discretionary 0.08%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 6/15/2023	623,573	78,564
Total convertible stocks (cost: $445,466,000)		485,428
Investment funds 2.30%
Capital Group Central Corporate Bond Fund[2]	284,245,709	2,401,876
Total investment funds (cost: $2,858,373,000)		2,401,876
Bonds, notes & other debt instruments 17.84% U.S. Treasury bonds & notes 8.69% U.S. Treasury 6.73%	Principal amount (000)
U.S. Treasury 7.125% 2/15/2023	USD299,800	300,167
U.S. Treasury 6.25% 8/15/2023	307,000	309,560
U.S. Treasury 0.375% 10/31/2023	103,247	99,940
U.S. Treasury 0.50% 11/30/2023	432,043	417,141
U.S. Treasury 0.125% 12/15/2023	2,934	2,819
U.S. Treasury 2.25% 12/31/2023	46,336	45,291
U.S. Treasury 0.125% 1/15/2024	120,000	114,858
U.S. Treasury 1.50% 2/29/2024	17,018	16,447
U.S. Treasury 2.25% 3/31/2024	300,000	291,821
U.S. Treasury 3.25% 8/31/2024	342	336
U.S. Treasury 7.50% 11/15/2024[8]	331,275	349,753
U.S. Treasury 4.50% 11/30/2024	30,000	30,096
U.S. Treasury 4.25% 12/31/2024	122,500	122,489
U.S. Treasury 4.125% 1/31/2025	3,689	3,685
U.S. Treasury 7.625% 2/15/2025	250,000	266,522
Capital Income Builder — Page 7 of 44

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.00% 7/15/2025	USD101,500	$99,129
U.S. Treasury 6.875% 8/15/2025	145,145	155,125
U.S. Treasury 4.50% 11/15/2025	200,000	202,984
U.S. Treasury 4.00% 12/15/2025	90,000	90,282
U.S. Treasury 3.875% 1/15/2026	27,000	26,994
U.S. Treasury 6.00% 2/15/2026	206,000	218,538
U.S. Treasury 6.75% 8/15/2026	35,000	38,415
U.S. Treasury 6.50% 11/15/2026	178,000	195,188
U.S. Treasury 2.25% 2/15/2027	75	71
U.S. Treasury 6.625% 2/15/2027	65,000	72,008
U.S. Treasury 2.75% 7/31/2027	475,000	457,089
U.S. Treasury 6.375% 8/15/2027	85,000	94,428
U.S. Treasury 6.125% 11/15/2027[8]	499,614	553,440
U.S. Treasury 3.875% 11/30/2027	45,000	45,512
U.S. Treasury 3.875% 12/31/2027	142,000	143,588
U.S. Treasury 2.875% 8/15/2028	160,000	153,972
U.S. Treasury 5.50% 8/15/2028	140,000	152,915
U.S. Treasury 5.25% 11/15/2028	89,000	96,529
U.S. Treasury 6.125% 8/15/2029	30,000	34,383
U.S. Treasury 3.875% 11/30/2029	29,000	29,516
U.S. Treasury 6.25% 5/15/2030	274,563	321,552
U.S. Treasury 1.875% 2/15/2032	182,029	159,681
U.S. Treasury 2.875% 5/15/2032	285,000	271,346
U.S. Treasury 4.125% 11/15/2032	32,638	34,317
U.S. Treasury 4.25% 5/15/2039	34,394	37,216
U.S. Treasury 1.125% 5/15/2040[8]	226,344	150,878
U.S. Treasury 4.00% 11/15/2042	27,000	27,875
U.S. Treasury 2.50% 2/15/2046	29,300	23,523
U.S. Treasury 2.875% 11/15/2046	20,300	17,457
U.S. Treasury 3.00% 5/15/2047	116,000	101,915
U.S. Treasury 3.00% 2/15/2049[8]	228,388	201,741
U.S. Treasury 2.875% 5/15/2049	41,800	36,023
U.S. Treasury 1.375% 8/15/2050[8]	38,101	23,037
U.S. Treasury 2.00% 8/15/2051	37,789	26,733
U.S. Treasury 2.25% 2/15/2052[8]	207,137	155,300
U.S. Treasury 3.00% 8/15/2052[8]	186,283	164,447
U.S. Treasury 4.00% 11/15/2052	27,585	29,415
		7,013,487
U.S. Treasury inflation-protected securities 1.96%
U.S. Treasury Inflation-Protected Security 0.625% 4/15/2023[9]	321,622	320,513
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2023[9]	240,837	239,682
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2024[9]	141,549	138,846
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[9]	61,433	59,924
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[9]	210,765	204,700
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[9]	248,996	241,090
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[9]	52,864	51,027
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[9]	226,937	215,708
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[9]	201,008	203,732
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[9]	200,146	182,611
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[9]	1,006	1,108
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[9]	159,369	140,760
Capital Income Builder — Page 8 of 44

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[9]	USD3,358	$2,422
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[9]	59,807	41,181
		2,043,304
Total U.S. Treasury bonds & notes		9,056,791
Mortgage-backed obligations 5.50% Federal agency mortgage-backed obligations 4.82%
Fannie Mae Pool #731038 5.50% 8/1/2023[10]	2	2
Fannie Mae Pool #930337 6.00% 1/1/2024[10]	—[6]	—[6]
Fannie Mae Pool #AA8755 4.50% 7/1/2024[10]	473	479
Fannie Mae Pool #AA8211 4.50% 8/1/2024[10]	71	72
Fannie Mae Pool #394854 6.50% 5/1/2027[10]	5	5
Fannie Mae Pool #256821 6.50% 7/1/2027[10]	17	17
Fannie Mae Pool #257145 6.50% 3/1/2028[10]	2	2
Fannie Mae Pool #AX9959 3.50% 12/1/2029[10]	209	205
Fannie Mae Pool #BA2999 3.50% 11/1/2030[10]	239	235
Fannie Mae Pool #659096 6.50% 8/1/2032[10]	2	2
Fannie Mae Pool #683351 5.50% 2/1/2033[10]	79	83
Fannie Mae Pool #CA1299 3.50% 3/1/2033[10]	97	96
Fannie Mae Pool #MA3438 3.50% 8/1/2033[10]	263	257
Fannie Mae Pool #MA3658 3.50% 5/1/2034[10]	363	355
Fannie Mae Pool #CA4490 3.50% 8/1/2034[10]	511	500
Fannie Mae Pool #887695 6.00% 6/1/2036[10]	1,105	1,166
Fannie Mae Pool #894308 6.00% 10/1/2036[10]	166	171
Fannie Mae Pool #902164 6.00% 11/1/2036[10]	999	1,053
Fannie Mae Pool #902503 6.00% 11/1/2036[10]	798	843
Fannie Mae Pool #903076 6.00% 12/1/2036[10]	1,281	1,350
Fannie Mae Pool #AD0249 5.50% 4/1/2037[10]	106	111
Fannie Mae Pool #AS9772 3.50% 6/1/2037[10]	35	34
Fannie Mae Pool #966172 7.00% 7/1/2037[10]	130	131
Fannie Mae Pool #256845 6.50% 8/1/2037[10]	64	68
Fannie Mae Pool #256960 6.50% 11/1/2037[10]	358	379
Fannie Mae Pool #257137 7.00% 3/1/2038[10]	21	23
Fannie Mae Pool #963269 5.50% 5/1/2038[10]	1,128	1,186
Fannie Mae Pool #963341 5.50% 5/1/2038[10]	269	283
Fannie Mae Pool #963454 5.50% 6/1/2038[10]	976	1,027
Fannie Mae Pool #963796 5.50% 6/1/2038[10]	298	311
Fannie Mae Pool #929964 6.00% 9/1/2038[10]	474	499
Fannie Mae Pool #FS2490 5.50% 10/1/2038[10]	80	82
Fannie Mae Pool #FM3708 5.50% 10/1/2038[10]	69	70
Fannie Mae Pool #FS2101 5.50% 10/1/2038[10]	21	21
Fannie Mae Pool #970772 5.50% 11/1/2038[10]	48	49
Fannie Mae Pool #AE0392 5.50% 12/1/2039[10]	64	67
Fannie Mae Pool #AL4324 6.50% 5/1/2040[10]	7	7
Fannie Mae Pool #AL0152 6.00% 6/1/2040[10]	3,481	3,660
Fannie Mae Pool #AE8073 4.00% 12/1/2040[10]	204	203
Fannie Mae Pool #AL1571 5.00% 6/1/2041[10]	2,643	2,719
Fannie Mae Pool #AL0913 6.00% 7/1/2041[10]	2,463	2,595
Fannie Mae Pool #AJ0257 4.00% 9/1/2041[10]	74	73
Fannie Mae Pool #AJ4154 4.00% 11/1/2041[10]	208	206
Fannie Mae Pool #AB4050 4.00% 12/1/2041[10]	398	396
Fannie Mae Pool #AJ4189 4.00% 12/1/2041[10]	236	234
Fannie Mae Pool #AJ9165 4.00% 1/1/2042[10]	5,461	5,417
Capital Income Builder — Page 9 of 44

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #890407 4.00% 2/1/2042[10]	USD546	$542
Fannie Mae Pool #AL2745 4.00% 3/1/2042[10]	1,647	1,636
Fannie Mae Pool #AO6721 4.00% 6/1/2042[10]	10,503	10,418
Fannie Mae Pool #AO1820 4.00% 6/1/2042[10]	891	883
Fannie Mae Pool #890445 4.00% 7/1/2042[10]	1,236	1,226
Fannie Mae Pool #AS0831 4.50% 10/1/2043[10]	580	585
Fannie Mae Pool #AW4156 4.00% 5/1/2044[10]	2,141	2,112
Fannie Mae Pool #AW4026 4.00% 6/1/2044[10]	2,477	2,444
Fannie Mae Pool #AX2782 4.00% 9/1/2044[10]	2,680	2,644
Fannie Mae Pool #AY1313 4.00% 3/1/2045[10]	5,045	4,976
Fannie Mae Pool #AS6840 4.00% 3/1/2046[10]	5,895	5,815
Fannie Mae Pool #AL8522 3.50% 5/1/2046[10]	918	880
Fannie Mae Pool #BC8719 4.00% 6/1/2046[10]	2,302	2,271
Fannie Mae Pool #BC8720 4.00% 6/1/2046[10]	1,766	1,743
Fannie Mae Pool #AS7598 4.00% 7/1/2046[10]	5,479	5,403
Fannie Mae Pool #BD1967 4.00% 7/1/2046[10]	1,793	1,768
Fannie Mae Pool #BD5477 4.00% 7/1/2046[10]	38	38
Fannie Mae Pool #MA2691 4.50% 7/1/2046[10]	1,039	1,048
Fannie Mae Pool #AS7759 4.00% 8/1/2046[10]	12,928	12,753
Fannie Mae Pool #AS7760 4.00% 8/1/2046[10]	5,655	5,576
Fannie Mae Pool #AS7939 4.00% 9/1/2046[10]	8,787	8,665
Fannie Mae Pool #AL9190 4.00% 9/1/2046[10]	1,486	1,464
Fannie Mae Pool #BC4712 4.00% 10/1/2046[10]	4,811	4,744
Fannie Mae Pool #BC4801 4.00% 11/1/2046[10]	3,377	3,327
Fannie Mae Pool #MA2907 4.00% 2/1/2047[10]	28	27
Fannie Mae Pool #AS9313 4.00% 3/1/2047[10]	4,568	4,504
Fannie Mae Pool #BE3229 4.00% 3/1/2047[10]	1,705	1,679
Fannie Mae Pool #BD7165 4.00% 4/1/2047[10]	27	26
Fannie Mae Pool #AS9454 4.00% 4/1/2047[10]	17	17
Fannie Mae Pool #BM4187 4.50% 5/1/2047[10]	15,993	16,185
Fannie Mae Pool #BH2491 4.00% 6/1/2047[10]	2,483	2,446
Fannie Mae Pool #MA3058 4.00% 7/1/2047[10]	2,958	2,910
Fannie Mae Pool #CA0243 4.50% 8/1/2047[10]	14,732	14,854
Fannie Mae Pool #BJ1668 4.00% 12/1/2047[10]	2,660	2,637
Fannie Mae Pool #MA3211 4.00% 12/1/2047[10]	538	530
Fannie Mae Pool #BJ2751 4.50% 5/1/2048[10]	7,475	7,519
Fannie Mae Pool #CA2033 4.00% 7/1/2048[10]	10,141	9,956
Fannie Mae Pool #CA2157 4.00% 8/1/2048[10]	21,014	20,631
Fannie Mae Pool #BF0320 5.50% 1/1/2049[10]	12,973	13,768
Fannie Mae Pool #BF0572 5.50% 4/1/2049[10]	28,814	29,199
Fannie Mae Pool #FM2675 4.00% 6/1/2049[10]	6,235	6,122
Fannie Mae Pool #FM1262 4.00% 7/1/2049[10]	17,602	17,276
Fannie Mae Pool #BO2264 3.00% 10/1/2049[10]	10,992	10,128
Fannie Mae Pool #CA4819 4.00% 12/1/2049[10]	8,670	8,496
Fannie Mae Pool #BO6274 3.00% 1/1/2050[10]	16,473	15,179
Fannie Mae Pool #FM2872 3.00% 2/1/2050[10]	37,824	34,851
Fannie Mae Pool #CA5216 3.00% 2/1/2050[10]	16,309	15,063
Fannie Mae Pool #CA5226 3.00% 2/1/2050[10]	6,834	6,311
Fannie Mae Pool #FM2676 4.00% 3/1/2050[10]	5,845	5,728
Fannie Mae Pool #CA6309 3.00% 7/1/2050[10]	33,645	31,353
Fannie Mae Pool #FM4897 3.00% 11/1/2050[10]	6,588	6,149
Fannie Mae Pool #CA8046 3.00% 12/1/2050[10]	26,666	24,835
Fannie Mae Pool #FM9632 3.00% 11/1/2051[10]	44,502	40,929
Fannie Mae Pool #FM9631 3.00% 11/1/2051[10]	18,770	17,302
Capital Income Builder — Page 10 of 44

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB2414 3.00% 12/1/2051[10]	USD21,792	$20,126
Fannie Mae Pool #FS0972 3.50% 1/1/2052[10]	22,681	21,658
Fannie Mae Pool #FS0647 3.00% 2/1/2052[10]	14,392	13,337
Fannie Mae Pool #BV3043 3.00% 2/1/2052[10]	44	40
Fannie Mae Pool #CB2800 3.00% 2/1/2052[10]	36	33
Fannie Mae Pool #BU1350 3.00% 2/1/2052[10]	28	26
Fannie Mae Pool #CB3236 3.00% 3/1/2052[10]	40,391	36,756
Fannie Mae Pool #FS1381 3.00% 3/1/2052[10]	1,064	969
Fannie Mae Pool #MA4564 3.00% 3/1/2052[10]	968	881
Fannie Mae Pool #FS1073 3.00% 3/1/2052[10]	960	874
Fannie Mae Pool #BV2859 3.00% 3/1/2052[10]	939	855
Fannie Mae Pool #BV6656 3.00% 3/1/2052[10]	36	33
Fannie Mae Pool #MA4577 2.00% 4/1/2052[10]	301	254
Fannie Mae Pool #FS3275 3.00% 4/1/2052[10]	74,826	68,092
Fannie Mae Pool #BV9819 3.00% 5/1/2052[10]	499	454
Fannie Mae Pool #FS2009 3.00% 5/1/2052[10]	48	44
Fannie Mae Pool #MA4600 3.50% 5/1/2052[10]	4,131	3,879
Fannie Mae Pool #BV7241 4.50% 5/1/2052[10]	399	394
Fannie Mae Pool #BV8807 4.50% 5/1/2052[10]	196	194
Fannie Mae Pool #BV9648 4.50% 5/1/2052[10]	100	99
Fannie Mae Pool #CB3890 3.00% 6/1/2052[10]	507	461
Fannie Mae Pool #BW2986 4.50% 7/1/2052[10]	1,411	1,395
Fannie Mae Pool #MA4656 4.50% 7/1/2052[10]	677	669
Fannie Mae Pool #BW5671 4.50% 7/1/2052[10]	563	556
Fannie Mae Pool #CB4772 4.50% 7/1/2052[10]	499	493
Fannie Mae Pool #BW5996 4.50% 7/1/2052[10]	415	410
Fannie Mae Pool #BW6030 4.50% 7/1/2052[10]	98	97
Fannie Mae Pool #BW3553 4.50% 7/1/2052[10]	46	45
Fannie Mae Pool #BT8371 4.50% 7/1/2052[10]	30	29
Fannie Mae Pool #MA4711 5.50% 7/1/2052[10]	56	57
Fannie Mae Pool #CB4145 5.50% 7/1/2052[10]	50	51
Fannie Mae Pool #BW5402 5.50% 7/1/2052[10]	42	43
Fannie Mae Pool #BW7604 4.50% 8/1/2052[10]	892	882
Fannie Mae Pool #BW8272 4.50% 8/1/2052[10]	706	699
Fannie Mae Pool #BW8077 4.50% 8/1/2052[10]	299	296
Fannie Mae Pool #BW7759 4.50% 8/1/2052[10]	42	42
Fannie Mae Pool #CB4418 5.50% 8/1/2052[10]	115	117
Fannie Mae Pool #BW9206 5.50% 8/1/2052[10]	80	83
Fannie Mae Pool #CB4421 5.50% 8/1/2052[10]	37	38
Fannie Mae Pool #BV7552 3.00% 9/1/2052[10]	8,691	7,907
Fannie Mae Pool #MA4732 4.00% 9/1/2052[10]	32,078	31,009
Fannie Mae Pool #BW9049 4.50% 9/1/2052[10]	145	144
Fannie Mae Pool #BW7707 4.50% 9/1/2052[10]	69	69
Fannie Mae Pool #BW7769 4.50% 9/1/2052[10]	33	33
Fannie Mae Pool #BW7372 5.50% 9/1/2052[10]	101	103
Fannie Mae Pool #BX1322 5.50% 9/1/2052[10]	59	60
Fannie Mae Pool #MA4784 4.50% 10/1/2052[10]	9,938	9,825
Fannie Mae Pool #BW8745 4.50% 10/1/2052[10]	8,391	8,296
Fannie Mae Pool #BX0512 4.50% 10/1/2052[10]	1,028	1,016
Fannie Mae Pool #BX0891 4.50% 10/1/2052[10]	153	151
Fannie Mae Pool #BV0961 4.50% 10/1/2052[10]	100	99
Fannie Mae Pool #BX1223 5.50% 10/1/2052[10]	1,998	2,038
Fannie Mae Pool #BT7962 5.50% 10/1/2052[10]	1,567	1,595
Fannie Mae Pool #MA4786 5.50% 10/1/2052[10]	1,245	1,267
Capital Income Builder — Page 11 of 44

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BX1488 5.50% 10/1/2052[10]	USD554	$566
Fannie Mae Pool #CB5020 5.50% 10/1/2052[10]	451	459
Fannie Mae Pool #BW9929 5.50% 10/1/2052[10]	60	61
Fannie Mae Pool #BX2555 5.50% 10/1/2052[10]	43	44
Fannie Mae Pool #BW5148 5.50% 10/1/2052[10]	37	37
Fannie Mae Pool #MA4820 6.50% 10/1/2052[10]	41	42
Fannie Mae Pool #BX2383 4.50% 11/1/2052[10]	623	616
Fannie Mae Pool #BX1516 4.50% 11/1/2052[10]	379	374
Fannie Mae Pool #BX1777 4.50% 11/1/2052[10]	320	317
Fannie Mae Pool #MA4807 5.50% 11/1/2052[10]	4,263	4,337
Fannie Mae Pool #BX2492 5.50% 11/1/2052[10]	3,418	3,482
Fannie Mae Pool #BX1040 5.50% 11/1/2052[10]	3,124	3,178
Fannie Mae Pool #BX1037 5.50% 11/1/2052[10]	2,738	2,785
Fannie Mae Pool #BX2560 5.50% 11/1/2052[10]	2,736	2,784
Fannie Mae Pool #BX1043 5.50% 11/1/2052[10]	2,414	2,455
Fannie Mae Pool #BX2463 5.50% 11/1/2052[10]	2,191	2,229
Fannie Mae Pool #BX1274 5.50% 11/1/2052[10]	1,264	1,286
Fannie Mae Pool #BX1762 5.50% 11/1/2052[10]	1,167	1,187
Fannie Mae Pool #BX4398 5.50% 11/1/2052[10]	943	973
Fannie Mae Pool #BX1298 5.50% 11/1/2052[10]	101	103
Fannie Mae Pool #BX2085 5.50% 11/1/2052[10]	66	67
Fannie Mae Pool #MA4839 4.00% 12/1/2052[10]	967	935
Fannie Mae Pool #BW1380 4.50% 12/1/2052[10]	300	296
Fannie Mae Pool #BX1069 5.50% 12/1/2052[10]	2,803	2,852
Fannie Mae Pool #MA4842 5.50% 12/1/2052[10]	2,782	2,830
Fannie Mae Pool #BX1073 5.50% 12/1/2052[10]	1,877	1,910
Fannie Mae Pool #BX2469 5.50% 12/1/2052[10]	1,612	1,640
Fannie Mae Pool #BW1830 5.50% 12/1/2052[10]	1,156	1,177
Fannie Mae Pool #BW7492 5.50% 12/1/2052[10]	1,110	1,129
Fannie Mae Pool #BX4004 5.50% 12/1/2052[10]	999	1,017
Fannie Mae Pool #BX1071 6.50% 12/1/2052[10]	461	478
Fannie Mae Pool #MA4869 5.50% 1/1/2053[10]	16,346	16,629
Fannie Mae Pool #MA4894 6.00% 1/1/2053[10]	315	324
Fannie Mae Pool #MA4895 6.50% 1/1/2053[10]	90,761	94,058
Fannie Mae Pool #MA4928 6.50% 2/1/2053[10]	143	149
Fannie Mae Pool #BF0142 5.50% 8/1/2056[10]	37,618	39,383
Fannie Mae Pool #BF0145 3.50% 3/1/2057[10]	31,487	29,727
Fannie Mae Pool #BF0339 5.00% 1/1/2059[10]	36,194	37,886
Fannie Mae Pool #BF0342 5.50% 1/1/2059[10]	25,482	26,406
Fannie Mae Pool #BF0379 3.50% 4/1/2059[10]	76,723	72,720
Fannie Mae Pool #BM6737 4.50% 11/1/2059[10]	62,310	62,689
Fannie Mae Pool #BF0497 3.00% 7/1/2060[10]	26,625	24,141
Fannie Mae Pool #BF0548 3.00% 7/1/2061[10]	20,739	18,580
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031[10]	181	185
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 4.786% 7/25/2036[7,10]	551	546
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[10]	26	27
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[10]	38	41
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027[7,10]	2,534	2,416
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 3/25/2036[10]	282	258
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 5/25/2036[10]	561	471
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 7/25/2036[10]	71	61
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 10/25/2036[10]	127	110
Freddie Mac Pool #G13173 5.50% 5/1/2023[10]	1	1
Freddie Mac Pool #ZT1318 5.50% 7/1/2024[10]	39	40
Capital Income Builder — Page 12 of 44

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #ZK3460 3.50% 8/1/2026[10]	USD23	$22
Freddie Mac Pool #RD5008 3.50% 9/1/2029[10]	163	159
Freddie Mac Pool #ZS7148 3.50% 4/1/2030[10]	8	8
Freddie Mac Pool #V62089 3.50% 6/1/2033[10]	277	271
Freddie Mac Pool #ZS8716 3.50% 9/1/2033[10]	219	214
Freddie Mac Pool #G18723 3.50% 2/1/2034[10]	3,506	3,433
Freddie Mac Pool #ZT1799 3.50% 3/1/2034[10]	511	500
Freddie Mac Pool #QN3000 1.50% 8/1/2035[10]	206	182
Freddie Mac Pool #ZA2505 3.50% 5/1/2038[10]	305	294
Freddie Mac Pool #A76884 5.00% 5/1/2038[10]	247	252
Freddie Mac Pool #G04697 5.50% 9/1/2038[10]	846	890
Freddie Mac Pool #SC0297 5.50% 10/1/2038[10]	41	42
Freddie Mac Pool #A87873 5.00% 8/1/2039[10]	3,211	3,291
Freddie Mac Pool #G06789 6.00% 5/1/2040[10]	37	39
Freddie Mac Pool #G06061 4.00% 10/1/2040[10]	521	516
Freddie Mac Pool #Q00232 4.50% 4/1/2041[10]	4,752	4,825
Freddie Mac Pool #Q00850 4.50% 5/1/2041[10]	158	161
Freddie Mac Pool #G06841 5.50% 6/1/2041[10]	1,640	1,725
Freddie Mac Pool #G08456 5.00% 7/1/2041[10]	98	100
Freddie Mac Pool #G60546 4.00% 12/1/2042[10]	3,975	3,935
Freddie Mac Pool #Q21442 4.50% 8/1/2043[10]	312	314
Freddie Mac Pool #760014 2.74% 8/1/2045[7,10]	578	561
Freddie Mac Pool #G60138 3.50% 8/1/2045[10]	15,235	14,630
Freddie Mac Pool #G60279 4.00% 10/1/2045[10]	4,213	4,161
Freddie Mac Pool #Q41088 4.00% 6/1/2046[10]	10,147	10,018
Freddie Mac Pool #Q41905 4.00% 7/1/2046[10]	3,831	3,782
Freddie Mac Pool #Q42626 4.00% 8/1/2046[10]	3,864	3,815
Freddie Mac Pool #T65389 3.50% 9/1/2046[10]	56	52
Freddie Mac Pool #Q44227 4.00% 9/1/2046[10]	938	926
Freddie Mac Pool #Q49716 4.50% 8/1/2047[10]	349	348
Freddie Mac Pool #ZS4735 3.50% 9/1/2047[10]	2,791	2,637
Freddie Mac Pool #K39018 6.50% 10/1/2047[10]	49	49
Freddie Mac Pool #G08793 4.00% 12/1/2047[10]	17,108	16,820
Freddie Mac Pool #Q52596 4.50% 12/1/2047[10]	369	373
Freddie Mac Pool #SI2002 4.00% 3/1/2048[10]	871	857
Freddie Mac Pool #Q55986 4.50% 5/1/2048[10]	7,855	7,928
Freddie Mac Pool #ZT1704 4.50% 1/1/2049[10]	152,051	154,360
Freddie Mac Pool #SD0214 3.00% 11/1/2049[10]	39,663	36,543
Freddie Mac Pool #QA5741 3.00% 12/1/2049[10]	4,523	4,185
Freddie Mac Pool #QA5125 3.50% 12/1/2049[10]	1,422	1,370
Freddie Mac Pool #RA6485 3.00% 12/1/2051[10]	45,371	41,311
Freddie Mac Pool #SD7551 3.00% 1/1/2052[10]	73,756	67,738
Freddie Mac Pool #QD6836 2.00% 2/1/2052[10]	899	758
Freddie Mac Pool #RA6806 3.00% 2/1/2052[10]	38,507	35,048
Freddie Mac Pool #RA6608 3.00% 2/1/2052[10]	1,030	937
Freddie Mac Pool #SD8195 3.00% 2/1/2052[10]	498	453
Freddie Mac Pool #SD1937 3.00% 3/1/2052[10]	23,269	21,176
Freddie Mac Pool #QD9327 3.00% 3/1/2052[10]	962	875
Freddie Mac Pool #QD9433 3.00% 3/1/2052[10]	33	30
Freddie Mac Pool #QE5295 3.00% 5/1/2052[10]	954	869
Freddie Mac Pool #QE2439 4.50% 5/1/2052[10]	446	440
Freddie Mac Pool #QE3449 3.00% 6/1/2052[10]	809	736
Freddie Mac Pool #RA7556 4.50% 6/1/2052[10]	82,552	81,702
Freddie Mac Pool #QE3828 4.50% 6/1/2052[10]	504	498
Capital Income Builder — Page 13 of 44

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QE7338 4.50% 7/1/2052[10]	USD966	$955
Freddie Mac Pool #SD1417 4.50% 7/1/2052[10]	605	599
Freddie Mac Pool #QE5132 4.50% 7/1/2052[10]	359	355
Freddie Mac Pool #SD7556 3.00% 8/1/2052[10]	892	819
Freddie Mac Pool #QE8253 4.50% 8/1/2052[10]	2,188	2,163
Freddie Mac Pool #QE7402 4.50% 8/1/2052[10]	1,073	1,061
Freddie Mac Pool #QE7949 4.50% 8/1/2052[10]	698	690
Freddie Mac Pool #QE7951 4.50% 8/1/2052[10]	470	465
Freddie Mac Pool #QE7471 4.50% 8/1/2052[10]	98	97
Freddie Mac Pool #SD8251 5.50% 8/1/2052[10]	53	54
Freddie Mac Pool #SD8242 3.00% 9/1/2052[10]	1,228	1,117
Freddie Mac Pool #QF0179 3.00% 9/1/2052[10]	189	172
Freddie Mac Pool #SD1584 4.50% 9/1/2052[10]	18,374	18,469
Freddie Mac Pool #QF0166 4.50% 9/1/2052[10]	1,253	1,239
Freddie Mac Pool #QE9287 4.50% 9/1/2052[10]	988	979
Freddie Mac Pool #SD1608 4.50% 9/1/2052[10]	769	760
Freddie Mac Pool #QF1521 4.50% 9/1/2052[10]	378	373
Freddie Mac Pool #QE9964 4.50% 9/1/2052[10]	139	137
Freddie Mac Pool #RA7938 5.00% 9/1/2052[10]	3,419	3,435
Freddie Mac Pool #SD8254 3.00% 10/1/2052[10]	895	814
Freddie Mac Pool #QF1925 4.00% 10/1/2052[10]	997	964
Freddie Mac Pool #QF1489 4.00% 10/1/2052[10]	924	893
Freddie Mac Pool #SD8257 4.50% 10/1/2052[10]	38,183	37,749
Freddie Mac Pool #QF1574 4.50% 10/1/2052[10]	1,051	1,039
Freddie Mac Pool #QF0983 4.50% 10/1/2052[10]	654	646
Freddie Mac Pool #QF1731 4.50% 10/1/2052[10]	506	500
Freddie Mac Pool #QF1486 4.50% 10/1/2052[10]	485	480
Freddie Mac Pool #QF2136 4.50% 10/1/2052[10]	480	475
Freddie Mac Pool #QF1189 4.50% 10/1/2052[10]	191	189
Freddie Mac Pool #QF1431 4.50% 10/1/2052[10]	130	128
Freddie Mac Pool #SD1831 5.50% 10/1/2052[10]	2,990	3,054
Freddie Mac Pool #QF1113 5.50% 10/1/2052[10]	1,738	1,769
Freddie Mac Pool #QF3150 5.50% 10/1/2052[10]	1,563	1,605
Freddie Mac Pool #QF2012 5.50% 10/1/2052[10]	66	67
Freddie Mac Pool #QF1433 5.50% 10/1/2052[10]	43	44
Freddie Mac Pool #SD8259 5.50% 10/1/2052[10]	36	37
Freddie Mac Pool #QF1732 5.50% 10/1/2052[10]	30	31
Freddie Mac Pool #SD8263 3.00% 11/1/2052[10]	31	28
Freddie Mac Pool #QF3167 4.50% 11/1/2052[10]	1,378	1,362
Freddie Mac Pool #QF2805 4.50% 11/1/2052[10]	524	518
Freddie Mac Pool #QF3380 5.50% 11/1/2052[10]	3,996	4,073
Freddie Mac Pool #QF2886 5.50% 11/1/2052[10]	2,994	3,047
Freddie Mac Pool #QF3568 5.50% 11/1/2052[10]	2,958	3,015
Freddie Mac Pool #QF3268 5.50% 11/1/2052[10]	2,758	2,807
Freddie Mac Pool #QF2409 5.50% 11/1/2052[10]	2,245	2,288
Freddie Mac Pool #QF2472 5.50% 11/1/2052[10]	1,622	1,653
Freddie Mac Pool #QF2447 5.50% 11/1/2052[10]	1,360	1,383
Freddie Mac Pool #QF2713 5.50% 11/1/2052[10]	1,292	1,317
Freddie Mac Pool #SD8268 5.50% 11/1/2052[10]	1,272	1,294
Freddie Mac Pool #QF2499 5.50% 11/1/2052[10]	378	385
Freddie Mac Pool #QF3276 5.50% 11/1/2052[10]	31	32
Freddie Mac Pool #SD8280 6.50% 11/1/2052[10]	26	27
Freddie Mac Pool #SD8275 4.50% 12/1/2052[10]	348	344
Freddie Mac Pool #QF3986 4.50% 12/1/2052[10]	19	19
Capital Income Builder — Page 14 of 44

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8277 5.50% 12/1/2052[10]	USD7,354	$7,482
Freddie Mac Pool #QF4661 5.50% 12/1/2052[10]	4,896	4,982
Freddie Mac Pool #SD8281 6.50% 12/1/2052[10]	6,217	6,443
Freddie Mac Pool #SD8284 3.00% 1/1/2053[10]	4,896	4,454
Freddie Mac Pool #SD8288 5.00% 1/1/2053[10]	1,603	1,611
Freddie Mac Pool #SD8289 5.50% 1/1/2053[10]	118,458	120,508
Freddie Mac Pool #QF6552 6.00% 1/1/2053[10]	5,000	5,142
Freddie Mac Pool #SD8282 6.50% 1/1/2053[10]	20,821	21,578
Freddie Mac Pool #SD8301 6.00% 2/1/2053[10]	232	239
Freddie Mac Pool #SD8302 6.50% 2/1/2053[10]	2,000	2,072
Freddie Mac, Series 2122, Class QM, 6.25% 2/15/2029[10]	480	488
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 4/25/2023[10]	4,933	4,913
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 10/25/2023[10]	9,994	9,887
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 8/25/2025[10]	11,250	10,974
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 3/25/2026[10]	3,500	3,348
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 3/25/2027[7,10]	4,390	4,252
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 6/25/2027[10]	4,360	4,208
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 7/25/2027[10]	4,810	4,648
Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 8/25/2027[10]	2,350	2,279
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 9/25/2027[7,10]	8,906	8,616
Freddie Mac, Series 3135, Class OP, principal only, 0% 4/15/2026[10]	88	83
Freddie Mac, Series 3117, Class OG, principal only, 0% 2/15/2036[10]	66	56
Freddie Mac, Series 3136, Class OP, principal only, 0% 4/15/2036[10]	686	593
Freddie Mac, Series 3147, Class OD, principal only, 0% 4/15/2036[10]	264	230
Freddie Mac, Series 3155, Class FO, principal only, 0% 5/15/2036[10]	463	399
Freddie Mac, Series 3149, Class MO, principal only, 0% 5/15/2036[10]	130	112
Freddie Mac, Series 3149, Class AO, principal only, 0% 5/15/2036[10]	108	93
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[10]	8,554	7,867
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[10]	1,729	1,591
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[10]	8,883	8,387
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[7,10]	8,798	8,316
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[10]	9,163	8,234
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[7,10]	13,683	12,711
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[10]	7,726	7,301
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[10]	14,301	13,951
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[10]	12,903	12,405
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[10]	9,592	9,052
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[10]	4,499	4,244
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[10]	1,423	1,367
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[10]	3,783	3,569
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[10]	2,346	2,214
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[10]	31,001	29,232
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[10]	680	657
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[10]	39,489	37,061
Government National Mortgage Assn. 4.00% 2/1/2053[10,11]	72,545	70,449
Government National Mortgage Assn. 4.50% 2/1/2053[10,11]	5,963	5,922
Government National Mortgage Assn. 5.00% 2/1/2053[10,11]	6,107	6,151
Government National Mortgage Assn. 5.50% 2/1/2053[10,11]	507	516
Government National Mortgage Assn. 4.00% 3/1/2053[10,11]	95,400	92,661
Government National Mortgage Assn. 4.50% 3/1/2053[10,11]	5,900	5,858
Government National Mortgage Assn. 5.00% 3/1/2053[10,11]	734,200	739,076
Government National Mortgage Assn. 5.50% 3/1/2053[10,11]	80,000	81,256
Government National Mortgage Assn. Pool #736682 4.50% 12/15/2037[10]	486	488
Government National Mortgage Assn. Pool #738938 6.50% 2/20/2039[10]	82	85
Capital Income Builder — Page 15 of 44

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[10]	USD789	$841
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[10]	1,102	1,181
Government National Mortgage Assn. Pool #783539 5.00% 10/20/2040[10]	891	902
Government National Mortgage Assn. Pool #751708 3.50% 12/15/2040[10]	77	75
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[10]	1,036	1,080
Government National Mortgage Assn. Pool #005198 6.50% 9/20/2041[10]	354	370
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[10]	1,033	1,042
Government National Mortgage Assn. Pool #MA2894 4.50% 6/20/2045[10]	1,113	1,136
Government National Mortgage Assn. Pool #MA3246 4.50% 11/20/2045[10]	1,482	1,520
Government National Mortgage Assn. Pool #MA5077 3.50% 3/20/2048[10]	4,320	4,143
Government National Mortgage Assn. Pool #MA5468 5.00% 9/20/2048[10]	425	433
Government National Mortgage Assn. Pool #MA5530 5.00% 10/20/2048[10]	101	103
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[10]	569	565
Government National Mortgage Assn. Pool #MA5711 4.50% 1/20/2049[10]	953	947
Government National Mortgage Assn. Pool #MA5712 5.00% 1/20/2049[10]	1,194	1,219
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049[10]	2,055	2,043
Government National Mortgage Assn. Pool #MA5878 5.00% 4/20/2049[10]	12,127	12,360
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[10]	7,538	7,708
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[10]	123,319	119,830
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[10]	20,968	20,375
Government National Mortgage Assn. Pool #MA8488 4.00% 12/20/2052[10]	25,297	24,581
Government National Mortgage Assn. Pool #MA8570 5.50% 1/20/2053[10]	9,458	9,626
Government National Mortgage Assn. Pool #773426 4.70% 9/20/2061[10]	9	9
Government National Mortgage Assn. Pool #795485 4.677% 7/20/2062[10]	16	16
Government National Mortgage Assn. Pool #AG8088 4.953% 3/20/2064[10]	2	2
Government National Mortgage Assn. Pool #AG8117 4.87% 4/20/2064[10]	2	2
Government National Mortgage Assn. Pool #AG8193 4.948% 9/20/2064[10]	2	2
Government National Mortgage Assn. Pool #AG8207 4.948% 11/20/2064[10]	2	2
Government National Mortgage Assn. Pool #AG8244 4.948% 1/20/2065[10]	2	2
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2/16/2035[10]	466	403
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 3/20/2037[10]	381	315
Uniform Mortgage-Backed Security 2.50% 2/1/2038[10,11]	64,500	60,249
Uniform Mortgage-Backed Security 2.50% 3/1/2038[10,11]	85,500	79,938
Uniform Mortgage-Backed Security 2.00% 2/1/2053[10,11]	9,681	8,141
Uniform Mortgage-Backed Security 2.50% 2/1/2053[10,11]	23,577	20,652
Uniform Mortgage-Backed Security 3.00% 2/1/2053[10,11]	7,841	7,125
Uniform Mortgage-Backed Security 3.50% 2/1/2053[10,11]	34,515	32,377
Uniform Mortgage-Backed Security 4.00% 2/1/2053[10,11]	33,106	31,978
Uniform Mortgage-Backed Security 4.50% 2/1/2053[10,11]	30,000	29,634
Uniform Mortgage-Backed Security 5.50% 2/1/2053[10,11]	818,000	831,484
Uniform Mortgage-Backed Security 3.50% 3/1/2053[10,11]	110,000	103,226
Uniform Mortgage-Backed Security 4.00% 3/1/2053[10,11]	10,000	9,661
Uniform Mortgage-Backed Security 5.00% 3/1/2053[10,11]	80,967	81,258
Uniform Mortgage-Backed Security 5.50% 3/1/2053[10,11]	105,500	107,165
Uniform Mortgage-Backed Security 6.00% 3/1/2053[10,11]	26,617	27,314
Uniform Mortgage-Backed Security 6.50% 3/1/2053[10,11]	138,932	143,567
		5,015,969
Collateralized mortgage-backed obligations (privately originated) 0.36%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,7,10]	13,954	11,840
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 3.337% 1/25/2034[7,10]	302	236
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,10,12]	3,109	2,827
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 12/26/2030[1,7,10]	5,026	4,895
Capital Income Builder — Page 16 of 44

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,7,10]	USD13,641	$12,898
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[1,7,10]	1,296	1,205
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[1,7,10]	10,171	9,718
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,7,10]	17,068	16,351
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[10]	113	113
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[10]	77	80
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033[10]	94	90
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,10]	8,176	8,828
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[1,7,10]	26,404	22,167
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.31% 4/25/2042[1,7,10]	7,626	7,653
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.46% 9/25/2042[1,7,10]	2,959	2,986
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.01% 9/25/2042[1,7,10]	5,838	6,054
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 10/25/2052[1,7,10]	61,794	51,289
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[1,10]	18,532	17,748
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067[1,10,12]	17,388	17,913
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,10,12]	18,039	16,927
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[1,7,10]	2,122	2,007
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,10,12]	8,696	7,993
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 5.356% 11/25/2055[1,7,10]	24,241	23,489
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[1,7,10]	148	144
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 5.256% 5/25/2055[1,7,10]	25,007	24,717
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[1,7,10]	11,114	9,330
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,7,10]	6,174	5,853
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[1,7,10]	2,177	2,145
Towd Point Mortgage Trust, Series 2017-5, Class A1, 3.911% 2/25/2057[1,7,10]	600	597
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[1,7,10]	610	584
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,7,10]	305	298
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,7,10]	913	876
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[1,7,10]	1,189	1,147
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,7,10]	299	289
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,10]	69,615	62,789
Treehouse Park Improvement Assn. No.1 - Anleihen 9.75% 12/1/2033[1,4]	6,473	5,726
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,10]	19,525	17,485
		377,287
Commercial mortgage-backed securities 0.32%
Barclays Commercial Mortgage Securities, LLC, Series 2017-DELC, Class A, 5.434% 8/15/2036[1,7,10]	14,672	14,543
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.248% 5/15/2039[1,7,10]	10,389	10,299
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.376% 4/15/2037[1,7,10]	31,327	30,920
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.593% 6/15/2027[1,7,10]	31,020	31,024
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.159% 9/15/2036[1,7,10]	55,444	54,104
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 5.358% 10/15/2036[1,7,10]	26,562	25,748
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 6.105% 10/15/2036[1,7,10]	3,984	3,841
BX Trust, Series 2021-ARIA, Class D, (1-month USD-LIBOR + 1.895%) 6.354% 10/15/2036[1,7,10]	1,380	1,314
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.969% 4/15/2037[1,7,10]	14,580	14,506
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 5.124% 6/15/2038[1,7,10]	11,509	11,237
Capital Income Builder — Page 17 of 44

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 5.554% 6/15/2038[1,7,10]	USD976	$941
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 5.854% 6/15/2038[1,7,10]	3,704	3,572
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 5.709% 11/15/2038[1,7,10]	1,996	1,947
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 5.959% 11/15/2038[1,7,10]	392	381
BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 6.309% 11/15/2038[1,7,10]	1,121	1,087
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.929% 8/15/2039[1,7,10]	9,509	9,536
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 5.534% 7/15/2038[1,7,10]	10,246	10,111
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 6.16% 7/15/2038[1,7,10]	1,172	1,147
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 6.704% 7/15/2038[1,7,10]	1,228	1,199
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 5.374% 7/15/2025[1,7,10]	13,721	13,512
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 5.609% 5/17/2038[1,7,10]	35,000	34,434
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,10]	1,301	1,089
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039[1,7,10]	1,046	836
La Quinta Mortgage Trust, Series 2022-LAQ, Class A, (1-month USD CME Term SOFR + 1.724%) 6.202% 3/15/2039[1,7,10]	3,375	3,351
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 5.504% 10/15/2038[1,7,10]	6,182	6,027
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 5/15/2046[10]	2,997	2,978
Multifamily Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 7.756% 10/15/2049[1,7,10]	4,244	4,028
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.19% 11/15/2038[1,7,10]	36,060	35,213
SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 5.788% 11/15/2038[1,7,10]	1,038	1,002
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101% 3/15/2047[10]	4,000	3,924
		333,851
Total mortgage-backed obligations		5,727,107
Corporate bonds, notes & loans 2.81% Financials 0.45%
ACE Capital Trust II, junior subordinated, 9.70% 4/1/2030	7,210	9,115
ACE INA Holdings, Inc. 4.35% 11/3/2045	3,230	3,057
AerCap Holdings NV 4.50% 9/15/2023	3,000	2,984
AerCap Ireland Capital DAC 6.50% 7/15/2025	2,500	2,547
AerCap Ireland Capital DAC 3.00% 10/29/2028	3,000	2,646
AerCap Ireland Capital DAC 3.30% 1/30/2032	5,314	4,465
AerCap Ireland Capital DAC 3.85% 10/29/2041	5,079	3,970
AIA Group, Ltd. 3.60% 4/9/2029	2,000	1,879
AIA Group, Ltd. 3.375% 4/7/2030	1,500	1,384
AIA Group, Ltd. 3.20% 9/16/2040	1,000	764
Ally Financial, Inc. 1.45% 10/2/2023	5,000	4,883
American Express Co. 5.85% 11/5/2027	5,000	5,292
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[12]	4,174	4,055
Aon Corp. 3.90% 2/28/2052	4,000	3,313
Australia and New Zealand Banking Group, Ltd. 4.829% 2/3/2025[1]	1,909	1,913
Bangkok Bank PCL 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[12]	1,500	1,319
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[12]	4,000	4,016
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[12]	3,500	3,508
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[12]	3,000	3,166
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[12]	8,000	6,443
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032)[12]	3,789	3,233
Capital Income Builder — Page 18 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[12]	USD8,210	$8,212
Bank of America Corp. 3.846% 3/8/2037 (5-year CMT + 2.00% on 3/8/2032)[12]	5,000	4,363
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[1,12]	700	706
Bank of Nova Scotia 5.25% 12/6/2024	4,000	4,033
Bank of Nova Scotia 2.45% 2/2/2032	2,217	1,861
Barclays Bank PLC 5.501% 8/9/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 8/5/2027)[12]	1,000	1,007
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[1]	2,000	2,083
Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033[1]	1,000	1,056
BNP Paribas SA 3.50% 3/1/2023[1]	25,000	24,975
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,12]	1,275	1,082
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,12]	3,625	3,680
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[12]	2,696	2,714
Capital One Financial Corp. 5.817% 2/1/2034 (USD-SOFR + 2.60% on 2/1/2033)[12]	6,000	6,051
Charles Schwab Corp. 2.45% 3/3/2027	1,775	1,652
Citigroup, Inc. 4.658% 5/24/2028 (USD-SOFR + 1.887% on 5/24/2027)[12]	2,000	1,980
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[12]	8,537	7,319
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[12]	529	523
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[12]	6,240	6,802
CME Group, Inc. 2.65% 3/15/2032	2,500	2,193
Coinbase Global, Inc. 3.375% 10/1/2028[1]	1,700	1,099
Coinbase Global, Inc. 3.625% 10/1/2031[1]	6,525	3,811
Commonwealth Bank of Australia 3.784% 3/14/2032[1]	3,000	2,592
Corebridge Financial, Inc. 3.50% 4/4/2025[1]	2,000	1,934
Corebridge Financial, Inc. 3.85% 4/5/2029[1]	2,235	2,088
Corebridge Financial, Inc. 3.90% 4/5/2032[1]	2,803	2,556
Corebridge Financial, Inc. 4.35% 4/5/2042[1]	2,067	1,796
Corebridge Financial, Inc. 4.40% 4/5/2052[1]	4,688	4,021
Credit Suisse Group AG 3.80% 6/9/2023	12,050	11,915
Credit Suisse Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[1,12]	1,000	879
Credit Suisse Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[1,12]	2,000	1,661
Credit Suisse Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[1,12]	5,000	4,839
Credit Suisse Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[1,12]	775	871
Danske Bank AS 3.875% 9/12/2023[1]	9,250	9,162
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,12]	5,000	4,821
Deutsche Bank AG 3.95% 2/27/2023	5,000	4,995
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[12]	3,200	3,370
Discover Financial Services 6.70% 11/29/2032	900	962
FS Energy and Power Fund 7.50% 8/15/2023[1]	6,480	6,465
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[12]	1,785	1,687
Goldman Sachs Group, Inc. 2.60% 2/7/2030	2,128	1,853
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[12]	3,125	2,613
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[12]	7,500	6,194
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[12]	12,500	10,720
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[12]	971	782
Groupe BPCE SA 5.70% 10/22/2023[1]	3,000	2,999
Groupe BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[1,12]	5,000	5,066
HSBC Holdings PLC 7.336% 11/3/2026 (USD-SOFR + 3.03% on 11/3/2025)[12]	3,000	3,168
HSBC Holdings PLC 1.589% 5/24/2027 (3-month USD-LIBOR + 1.29% on 5/24/2026)[12]	2,743	2,431
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[12]	1,000	1,091
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[12]	12,500	12,122
HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032)[12]	6,000	5,998
Capital Income Builder — Page 19 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027	USD3,500	$3,079
ING Groep NV 4.252% 3/28/2033 (USD-SOFR + 2.07% on 3/28/2032)[12]	1,988	1,849
Intercontinental Exchange, Inc. 2.65% 9/15/2040	2,275	1,699
Intesa Sanpaolo SpA 5.017% 6/26/2024[1]	9,100	8,881
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	2,470	2,145
JPMorgan Chase & Co. 3.375% 5/1/2023	2,000	1,993
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[12]	4,000	4,034
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[12]	2,750	2,553
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[12]	6,500	6,374
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[12]	2,245	2,246
JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[12]	9,650	9,048
JPMorgan Chase & Co. 4.565% 6/14/2030 (USD-SOFR + 1.75% on 6/14/2029)[12]	2,000	1,960
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[12]	4,775	3,841
JPMorgan Chase & Co. 2.58% 4/22/2032 (USD-SOFR + 1.25% on 4/22/2031)[12]	785	661
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[12]	3,008	2,499
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[12]	10,763	9,234
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[12]	299	290
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[12]	825	823
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[12]	3,000	2,282
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,12]	1,675	1,701
Keybank National Assn. 4.70% 1/26/2026	3,000	3,005
Lloyds Banking Group PLC 4.375% 3/22/2028	5,375	5,221
Lloyds Banking Group PLC 4.976% 8/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/11/2032)[12]	1,000	978
LPL Holdings, Inc. 4.625% 11/15/2027[1]	1,000	953
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031	1,096	922
Metropolitan Life Global Funding I 4.30% 8/25/2029[1]	1,000	983
Mitsubishi UFJ Financial Group, Inc. 5.354% 9/13/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/13/2027)[12]	1,500	1,523
Morgan Stanley 5.05% 1/28/2027 (USD-SOFR + 1.295% on 1/28/2026)[12]	1,325	1,330
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[12]	1,159	1,126
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027)[12]	1,000	1,058
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[12]	9,433	9,543
Morgan Stanley 2.943% 1/21/2033 (USD-SOFR + 1.29% on 1/21/2032)[12]	6,000	5,128
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[12]	940	932
Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[12]	2,790	3,070
Morgan Stanley 5.948% 1/19/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.43% on 1/19/2033)[12]	575	588
MSCI, Inc. 4.00% 11/15/2029[1]	5,000	4,557
MSCI, Inc. 3.875% 2/15/2031[1]	2,000	1,768
MSCI, Inc. 3.25% 8/15/2033[1]	1,000	821
National Australia Bank, Ltd. 5.132% 11/22/2024	2,500	2,525
National Australia Bank, Ltd. 2.99% 5/21/2031[1]	3,000	2,462
Navient Corp. 6.75% 6/15/2026	1,000	986
Navient Corp. 5.00% 3/15/2027	2,000	1,828
Navient Corp. 5.625% 8/1/2033	6,200	4,815
New York Life Global Funding 4.55% 1/28/2033[1]	1,431	1,436
Oxford Finance, LLC 6.375% 2/1/2027[1]	2,415	2,313
PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026)[12]	5,000	5,010
PNC Financial Services Group, Inc. 5.068% 1/24/2034 (USD-SOFR + 1.933% on 1/24/2033)[12]	2,247	2,268
Rede D’Or Finance SARL 4.50% 1/22/2030[1]	687	602
Royal Bank of Canada 4.875% 1/12/2026	2,000	2,013
Royal Bank of Canada 6.00% 11/1/2027	2,000	2,114
Capital Income Builder — Page 20 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Royal Bank of Canada 5.00% 2/1/2033	USD2,542	$2,583
Springleaf Finance Corp. 6.125% 3/15/2024	1,000	993
Springleaf Finance Corp. 6.875% 3/15/2025	2,000	1,996
State Street Corp. 4.857% 1/26/2026 (USD-SOFR + 0.604% on 1/26/2025)[12]	1,165	1,170
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[12]	925	930
Sumitomo Mitsui Financial Group, Inc. 5.52% 1/13/2028	1,000	1,032
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[12]	2,690	2,071
Toronto-Dominion Bank 2.00% 9/10/2031	4,000	3,279
Toronto-Dominion Bank 3.20% 3/10/2032	2,000	1,796
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[12]	5,000	5,031
U.S. Bancorp 3.15% 4/27/2027	4,000	3,821
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[12]	2,000	1,991
Wells Fargo & Company 3.45% 2/13/2023	5,000	4,998
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[12]	5,000	4,992
Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[12]	12,800	11,295
Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[12]	2,395	2,387
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[12]	1,508	1,409
		473,649
Energy 0.44%
AI Candelaria (Spain), SLU 7.50% 12/15/2028[1]	405	386
AI Candelaria (Spain), SLU 5.75% 6/15/2033[1]	1,495	1,166
Apache Corp. 4.25% 1/15/2030	17,930	16,427
Apache Corp. 5.10% 9/1/2040	555	485
Apache Corp. 5.25% 2/1/2042	427	359
Apache Corp. 5.35% 7/1/2049	1,905	1,580
Baker Hughes Holdings, LLC 2.061% 12/15/2026	802	730
Bonanza Creek Energy, Inc. 5.00% 10/15/2026[1]	3,070	2,867
BP Capital Markets America, Inc. 2.721% 1/12/2032	3,000	2,624
Canadian Natural Resources, Ltd. 3.80% 4/15/2024	1,975	1,946
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	1,000	966
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	3,873	3,390
Cenovus Energy, Inc. 5.25% 6/15/2037	2,150	2,093
Cenovus Energy, Inc. 5.40% 6/15/2047	5,910	5,716
Cheniere Energy Partners, LP 4.50% 10/1/2029	2,000	1,879
Chesapeake Energy Corp. 5.50% 2/1/2026[1]	5,570	5,406
Chesapeake Energy Corp. 5.875% 2/1/2029[1]	8,420	8,073
CNX Resources Corp. 7.25% 3/14/2027[1]	1,000	996
Constellation Oil Services Holding SA 4.00% PIK 12/31/2026[13]	258	152
Continental Resources, Inc. 2.875% 4/1/2032[1]	2,296	1,806
Continental Resources, Inc. 4.90% 6/1/2044	2,000	1,609
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	914	914
Crestwood Midstream Partners, LP 7.375% 2/1/2031[1]	879	885
CrownRock, LP 5.00% 5/1/2029[1]	3,000	2,751
DCP Midstream Operating, LP 5.625% 7/15/2027	5,000	5,080
DCP Midstream Operating, LP 3.25% 2/15/2032	2,250	1,948
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[1,7,13]	443	426
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[13]	402	386
Diamondback Energy, Inc. 4.25% 3/15/2052	2,101	1,694
DT Midstream, Inc. 4.125% 6/15/2029[1]	1,000	879
DT Midstream, Inc. 4.375% 6/15/2031[1]	2,915	2,554
Ecopetrol SA 8.875% 1/13/2033	1,440	1,479
Enbridge Energy Partners, LP 7.375% 10/15/2045	5,459	6,541
Capital Income Builder — Page 21 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Enbridge, Inc. 3.40% 8/1/2051	USD718	$536
Endeavor Energy Resources, LP 5.75% 1/30/2028[1]	2,000	1,962
Energean Israel Finance, Ltd. 4.50% 3/30/2024[1]	2,915	2,851
Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	1,060	961
Energy Transfer Partners, LP 5.30% 4/15/2047	600	544
Energy Transfer Partners, LP 6.00% 6/15/2048	700	688
Energy Transfer Partners, LP 6.25% 4/15/2049	3,820	3,886
Energy Transfer Partners, LP 6.25% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.028% on 2/15/2023)[12]	5,000	4,719
Energy Transfer Partners, LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[12]	791	744
Energy Transfer Partners, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[12]	5,220	4,379
Enterprise Products Operating, LLC 5.35% 1/31/2033	1,498	1,558
Enterprise Products Operating, LLC 4.20% 1/31/2050	2,795	2,389
Enterprise Products Operating, LLC 3.20% 2/15/2052	1,000	717
EQM Midstream Partners, LP 6.00% 7/1/2025[1]	2,500	2,464
EQM Midstream Partners, LP 4.125% 12/1/2026	2,000	1,812
EQM Midstream Partners, LP 7.50% 6/1/2027[1]	2,000	2,002
EQM Midstream Partners, LP 6.50% 7/1/2027[1]	1,255	1,234
EQM Midstream Partners, LP 4.50% 1/15/2029[1]	2,290	2,012
EQT Corp. 6.125% 2/1/2025[12]	2,000	2,022
EQT Corp. 3.90% 10/1/2027	3,020	2,868
EQT Corp. 5.00% 1/15/2029	155	150
EQT Corp. 7.25% 2/1/2030[12]	15,000	15,975
EQT Corp. 3.625% 5/15/2031[1]	5,945	5,211
Equinor ASA 3.625% 9/10/2028	13,165	12,807
Equinor ASA 3.25% 11/18/2049	7,583	5,959
Exxon Mobil Corp. 2.61% 10/15/2030	20,000	18,047
Exxon Mobil Corp. 3.452% 4/15/2051	2,000	1,634
Gray Oak Pipeline, LLC 2.60% 10/15/2025[1]	1,952	1,790
Guara Norte SARL 5.198% 6/15/2034[1]	1,158	1,050
Harbour Energy PLC 5.50% 10/15/2026[1]	2,000	1,842
Hess Midstream Operations, LP 5.50% 10/15/2030[1]	310	289
Hess Midstream Partners, LP 5.625% 2/15/2026[1]	1,000	991
Hilcorp Energy I, LP 6.25% 11/1/2028[1]	1,000	962
Hilcorp Energy I, LP 5.75% 2/1/2029[1]	1,665	1,551
Hilcorp Energy I, LP 6.00% 4/15/2030[1]	1,925	1,792
Hilcorp Energy I, LP 6.00% 2/1/2031[1]	450	418
Hilcorp Energy I, LP 6.25% 4/15/2032[1]	5,125	4,736
Kinder Morgan, Inc. 4.80% 2/1/2033	3,000	2,902
Kinder Morgan, Inc. 5.20% 6/1/2033	2,410	2,404
Kinder Morgan, Inc. 3.25% 8/1/2050	2,007	1,393
Kinder Morgan, Inc. 3.60% 2/15/2051	4,000	2,967
Kinder Morgan, Inc. 5.45% 8/1/2052	826	794
Leviathan Bond, Ltd. 6.75% 6/30/2030[1]	1,390	1,357
Magellan Midstream Partners, LP 3.95% 3/1/2050	4,000	3,180
Marathon Oil Corp. 4.40% 7/15/2027	3,375	3,300
Marathon Oil Corp. 5.20% 6/1/2045	3,500	3,179
MPLX, LP 1.75% 3/1/2026	1,846	1,682
MPLX, LP 2.65% 8/15/2030	1,994	1,702
MPLX, LP 4.95% 9/1/2032	6,333	6,244
MPLX, LP 4.95% 3/14/2052	1,500	1,332
Murphy Oil Corp. 5.875% 12/1/2027	2,005	1,962
Capital Income Builder — Page 22 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Murphy Oil Corp. 6.375% 7/15/2028	USD2,000	$1,980
Murphy Oil USA, Inc. 3.75% 2/15/2031[1]	1,000	838
Neptune Energy Group Holdings, Ltd. 6.625% 5/15/2025[1]	6,955	6,876
New Fortress Energy, Inc. 6.75% 9/15/2025[1]	1,800	1,725
New Fortress Energy, Inc. 6.50% 9/30/2026[1]	8,085	7,450
NGL Energy Operating, LLC 7.50% 2/1/2026[1]	7,435	7,071
NGPL PipeCo, LLC 7.768% 12/15/2037[1]	2,000	2,248
NorthRiver Midstream Finance, LP 5.625% 2/15/2026[1]	3,000	2,885
Occidental Petroleum Corp. 5.50% 12/1/2025	1,400	1,411
Occidental Petroleum Corp. 3.00% 2/15/2027	4,000	3,693
Occidental Petroleum Corp. 6.125% 1/1/2031	5,000	5,226
Occidental Petroleum Corp. 6.45% 9/15/2036	520	548
Occidental Petroleum Corp. 4.625% 6/15/2045	3,000	2,511
Occidental Petroleum Corp. 4.40% 4/15/2046	2,000	1,641
Occidental Petroleum Corp. 4.40% 8/15/2049	6,000	4,814
Oleoducto Central SA 4.00% 7/14/2027[1]	1,065	948
ONEOK, Inc. 5.85% 1/15/2026	742	761
ONEOK, Inc. 4.55% 7/15/2028	203	199
ONEOK, Inc. 4.35% 3/15/2029	360	344
ONEOK, Inc. 3.10% 3/15/2030	2,234	1,967
ONEOK, Inc. 4.95% 7/13/2047	628	550
ONEOK, Inc. 7.15% 1/15/2051	2,319	2,591
Patterson-UTI Energy, Inc. 5.15% 11/15/2029	275	257
Pemex Project Funding Master Trust, Series 13, 6.625% 6/15/2035	10,000	7,863
Petróleos Mexicanos 6.875% 10/16/2025	5,500	5,515
Petróleos Mexicanos 4.50% 1/23/2026	2,032	1,898
Petróleos Mexicanos 8.75% 6/2/2029	14,783	14,415
Petróleos Mexicanos 6.70% 2/16/2032	6,205	5,159
Petróleos Mexicanos 6.75% 9/21/2047	944	656
Petrorio Luxembourg SARL 6.125% 6/9/2026[1]	2,370	2,280
Pioneer Natural Resources Company 1.90% 8/15/2030	3,933	3,230
Plains All American Pipeline, LP 3.80% 9/15/2030	1,135	1,032
Qatar Energy 3.30% 7/12/2051[1]	1,710	1,308
Range Resources Corp. 4.75% 2/15/2030[1]	445	399
Sabine Pass Liquefaction, LLC 5.625% 3/1/2025	6,450	6,510
Southwestern Energy Co. 8.375% 9/15/2028	320	336
Southwestern Energy Co. 5.375% 2/1/2029	5,455	5,133
Southwestern Energy Co. 5.375% 3/15/2030	975	909
Southwestern Energy Co. 4.75% 2/1/2032	550	486
Sunoco Logistics Operating Partners, LP 5.40% 10/1/2047	1,536	1,412
Sunoco, LP 6.00% 4/15/2027	1,000	1,001
Sunoco, LP 4.50% 5/15/2029	3,700	3,352
Superior Plus, LP and Superior General Partner, Inc. 4.50% 3/15/2029[1]	1,000	885
Tallgrass Energy Partners, LP 7.50% 10/1/2025[1]	1,000	1,014
Targa Resources Partners, LP 6.875% 1/15/2029	3,110	3,197
Targa Resources Partners, LP 5.50% 3/1/2030	5,190	5,071
TransCanada Corp. 5.875% 8/15/2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[12]	49,286	48,044
TransCanada Corp., junior subordinated, (3-month USD-LIBOR + 2.21%) 6.816% 5/16/2067[7]	1,000	822
TransCanada PipeLines, Ltd. 4.10% 4/15/2030	11,939	11,389
Transportadora de Gas Peru SA 4.25% 4/30/2028[1]	1,090	1,049
Valaris, Ltd. 8.25% Cash 4/30/2028[13]	221	224
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	1,471	1,500
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	1,985	1,763
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]	1,000	851
Capital Income Builder — Page 23 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Weatherford International, Ltd. 6.50% 9/15/2028[1]	USD1,000	$996
Western Gas Partners, LP 3.95% 6/1/2025	1,520	1,453
Western Gas Partners, LP 4.65% 7/1/2026	3,105	2,992
Western Gas Partners, LP 5.45% 4/1/2044	1,000	881
Western Midstream Operating, LP 3.35% 2/1/2025[12]	5,040	4,819
Western Midstream Operating, LP 4.30% 2/1/2030[12]	3,755	3,444
Western Midstream Operating, LP 5.50% 2/1/2050[12]	3,956	3,436
Williams Companies, Inc. 5.30% 8/15/2052	1,750	1,694
		453,095
Consumer discretionary 0.41%
Alibaba Group Holding, Ltd. 2.80% 6/6/2023	3,000	2,976
Alibaba Group Holding, Ltd. 3.40% 12/6/2027	2,500	2,351
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	6,000	4,112
Amazon.com, Inc. 4.70% 11/29/2024	3,000	3,015
Amazon.com, Inc. 4.55% 12/1/2027	3,000	3,039
Amazon.com, Inc. 4.65% 12/1/2029	4,000	4,073
Amazon.com, Inc. 4.70% 12/1/2032	4,000	4,097
American Honda Finance Corp. 4.75% 1/12/2026	3,000	3,026
AutoNation, Inc. 3.85% 3/1/2032	5,750	4,873
Bayerische Motoren Werke AG 3.45% 4/1/2027[1]	1,075	1,035
Bayerische Motoren Werke AG 3.70% 4/1/2032[1]	850	790
Booking Holdings, Inc. 4.625% 4/13/2030	5,000	5,025
Burger King Corp. 3.875% 1/15/2028[1]	1,000	915
Burger King Corp. 4.00% 10/15/2030[1]	1,000	853
Carnival Corp. 10.50% 2/1/2026[1]	11,000	11,521
Carnival Corp. 4.00% 8/1/2028[1]	7,000	6,059
Daimler Trucks Finance North America, LLC 1.125% 12/14/2023[1]	50,000	48,338
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[1]	18,450	17,342
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[1]	1,189	1,196
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[1]	2,402	2,426
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[1]	1,850	1,615
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[1]	4,550	3,727
Empire Resorts, Inc. 7.75% 11/1/2026[1]	3,225	2,620
Fiat Chrysler Automobiles NV 5.25% 4/15/2023	2,010	2,008
Ford Motor Co. 2.30% 2/10/2025	20,695	19,215
Ford Motor Co. 2.90% 2/10/2029	14,995	12,528
Ford Motor Co. 7.45% 7/16/2031	2,000	2,148
Ford Motor Co. 3.25% 2/12/2032	6,000	4,770
Ford Motor Credit Company, LLC 5.125% 6/16/2025	5,010	4,929
Ford Motor Credit Company, LLC 6.95% 3/6/2026	1,000	1,024
Ford Motor Credit Company, LLC 2.70% 8/10/2026	3,990	3,567
Ford Motor Credit Company, LLC 4.95% 5/28/2027	7,000	6,689
General Motors Company 6.80% 10/1/2027	3,226	3,437
Grand Canyon University 4.125% 10/1/2024	20,000	19,061
Grand Canyon University 4.375% 10/1/2026	3,000	2,762
Hanesbrands, Inc. 4.875% 5/15/2026[1]	1,000	932
Harley-Davidson, Inc. 3.35% 6/8/2025[1]	3,135	2,975
Hilton Worldwide Holdings, Inc. 5.75% 5/1/2028[1]	6,000	5,960
Hilton Worldwide Holdings, Inc. 4.00% 5/1/2031[1]	2,000	1,736
Home Depot, Inc. 2.95% 6/15/2029	4,775	4,436
Hyundai Capital America 0.80% 4/3/2023[1]	4,000	3,973
International Game Technology PLC 4.125% 4/15/2026[1]	2,000	1,898
International Game Technology PLC 6.25% 1/15/2027[1]	7,000	7,008
Capital Income Builder — Page 24 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
KB Home 4.80% 11/15/2029	USD1,000	$899
Las Vegas Sands Corp. 3.50% 8/18/2026	1,000	932
Las Vegas Sands Corp. 3.90% 8/8/2029	7,000	6,280
Lithia Motors, Inc. 3.875% 6/1/2029[1]	2,000	1,702
Lowe’s Companies, Inc. 4.05% 5/3/2047	4	3
Lowe’s Companies, Inc. 5.625% 4/15/2053	2,000	2,067
Macy’s Retail Holdings, LLC 5.875% 3/15/2030[1]	555	507
Marriott International, Inc. 5.00% 10/15/2027	1,000	1,010
Marriott International, Inc. 4.625% 6/15/2030	1,500	1,464
Marriott International, Inc. 2.85% 4/15/2031	3,300	2,812
Marriott International, Inc. 2.75% 10/15/2033	670	544
McDonald’s Corp. 3.70% 1/30/2026	7,015	6,905
McDonald’s Corp. 2.125% 3/1/2030	4,136	3,565
McDonald’s Corp. 4.60% 9/9/2032	3,775	3,809
McDonald’s Corp. 4.45% 3/1/2047	2,100	1,956
McDonald’s Corp. 3.625% 9/1/2049	4,898	4,022
McDonald’s Corp. 5.15% 9/9/2052	2,155	2,220
Melco International Development, Ltd. 4.875% 6/6/2025	1,000	945
Melco International Development, Ltd. 5.75% 7/21/2028[1]	1,000	902
Melco International Development, Ltd. 5.375% 12/4/2029[1]	2,000	1,721
Melco Resorts Finance, Ltd. 5.25% 4/26/2026[1]	1,000	941
MercadoLibre, Inc. 3.125% 1/14/2031	1,055	841
Mercedes-Benz Finance North America, LLC 5.50% 11/27/2024[1]	2,000	2,028
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[1]	450	457
MGM Resorts International 6.00% 3/15/2023	4,000	4,003
MGM Resorts International 6.75% 5/1/2025	1,500	1,513
MGM Resorts International 4.75% 10/15/2028	2,000	1,816
Nordstrom, Inc. 2.30% 4/8/2024	6,000	5,701
Nordstrom, Inc. 4.25% 8/1/2031	4,000	3,009
QVC, Inc. 4.85% 4/1/2024	1,000	953
QVC, Inc. 4.45% 2/15/2025	2,000	1,706
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[1]	22,280	23,951
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	2,825	2,455
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]	2,815	2,945
Sally Holdings, LLC 5.625% 12/1/2025	5,000	4,932
Sands China, Ltd. 5.625% 8/8/2025	1,000	995
Sands China, Ltd. 4.30% 1/8/2026	1,000	950
Sands China, Ltd. 2.80% 3/8/2027[12]	1,000	875
Sands China, Ltd. 5.90% 8/8/2028	5,000	4,918
Sands China, Ltd. 3.35% 3/8/2029[12]	11,000	9,423
Sonic Automotive, Inc. 4.625% 11/15/2029[1]	1,560	1,299
Sonic Automotive, Inc. 4.875% 11/15/2031[1]	3,030	2,424
Starbucks Corp. 3.10% 3/1/2023	18,233	18,215
Starbucks Corp. 3.75% 12/1/2047	4,875	3,992
Starbucks Corp. 4.50% 11/15/2048	815	751
Stellantis Finance US, Inc. 5.625% 1/12/2028[1]	1,500	1,539
Stellantis Finance US, Inc. 2.691% 9/15/2031[1]	1,779	1,435
Stellantis Finance US, Inc. 6.375% 9/12/2032[1]	3,699	3,865
Target Corp. 4.80% 1/15/2053	6,000	6,071
The Gap, Inc. 3.625% 10/1/2029[1]	1,000	769
VICI Properties, LP / VICI Note Co., Inc. 5.625% 5/1/2024[1]	4,745	4,741
VICI Properties, LP / VICI Note Co., Inc. 5.75% 2/1/2027[1]	1,500	1,494
VICI Properties, LP / VICI Note Co., Inc. 3.75% 2/15/2027[1]	2,390	2,211
Wyndham Worldwide Corp. 4.375% 8/15/2028[1]	3,560	3,288
Capital Income Builder — Page 25 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Wynn Resorts Finance, LLC 7.75% 4/15/2025[1]	USD2,325	$2,338
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	5,390	4,817
YUM! Brands, Inc. 4.75% 1/15/2030[1]	3,000	2,810
YUM! Brands, Inc. 3.625% 3/15/2031	1,000	854
		427,670
Communication services 0.37%
América Móvil, SAB de CV, 4.70% 7/21/2032	2,500	2,468
América Móvil, SAB de CV, 8.46% 12/18/2036	MXN147,200	6,986
AT&T, Inc. 2.55% 12/1/2033	USD5,181	4,193
AT&T, Inc. 3.50% 9/15/2053	5,957	4,402
Cablevision Systems Corp. 5.50% 4/15/2027[1]	3,000	2,646
Cablevision Systems Corp. 5.75% 1/15/2030[1]	4,250	2,683
CCO Holdings, LLC 5.125% 5/1/2027[1]	6,000	5,725
CCO Holdings, LLC 5.00% 2/1/2028[1]	6,000	5,611
CCO Holdings, LLC 6.375% 9/1/2029[1]	3,525	3,406
CCO Holdings, LLC 4.75% 3/1/2030[1]	2,475	2,166
CCO Holdings, LLC 4.50% 8/15/2030[1]	3,950	3,380
CCO Holdings, LLC 4.25% 2/1/2031[1]	3,650	3,045
CCO Holdings, LLC 4.75% 2/1/2032[1]	3,000	2,554
CCO Holdings, LLC 4.50% 6/1/2033[1]	24,425	19,881
CCO Holdings, LLC 4.25% 1/15/2034[1]	18,300	14,293
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.50% 3/1/2042	5,675	3,954
Charter Communications Operating, LLC 3.70% 4/1/2051	4,000	2,663
Charter Communications Operating, LLC 3.90% 6/1/2052	3,000	2,051
Comcast Corp. 2.65% 2/1/2030	20,000	17,900
Directv Financing, LLC 5.875% 8/15/2027[1]	4,000	3,629
Discovery Communications, LLC 4.90% 3/11/2026	3,000	2,977
DISH Network Corp. 11.75% 11/15/2027[1]	1,925	2,003
Embarq Corp. 7.995% 6/1/2036	725	351
Frontier Communications Corp. 5.875% 10/15/2027[1]	2,000	1,912
Frontier Communications Holdings, LLC 5.875% 11/1/2029	731	597
Gray Television, Inc. 7.00% 5/15/2027[1]	1,975	1,799
Lamar Media Corp. 4.875% 1/15/2029	5,650	5,324
Level 3 Communications, Inc. 3.875% 11/15/2029[1]	2,500	2,030
Level 3 Financing, Inc. 3.75% 7/15/2029[1]	2,015	1,475
Match Group, Inc. 4.625% 6/1/2028[1]	1,000	921
Meta Platforms, Inc. 3.85% 8/15/2032	13,000	12,094
Meta Platforms, Inc. 4.45% 8/15/2052	7,500	6,560
Netflix, Inc. 3.625% 6/15/2025[1]	5,575	5,372
Netflix, Inc. 4.875% 4/15/2028	275	274
Netflix, Inc. 5.875% 11/15/2028	4,569	4,751
Netflix, Inc. 5.375% 11/15/2029[1]	6,150	6,246
Netflix, Inc. 4.875% 6/15/2030[1]	6,650	6,575
OUTFRONT Media Capital, LLC 4.625% 3/15/2030[1]	6,650	5,719
SBA Tower Trust 1.631% 11/15/2026[1]	22,469	19,649
Scripps Escrow II, Inc. 3.875% 1/15/2029[1]	1,250	1,046
Sirius XM Radio, Inc. 4.00% 7/15/2028[1]	6,275	5,593
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]	2,850	2,353
Sprint Corp. 7.875% 9/15/2023	2,000	2,032
Sprint Corp. 6.875% 11/15/2028	35,170	37,672
Sprint Corp. 8.75% 3/15/2032	8,710	10,769
Tencent Holdings, Ltd. 3.68% 4/22/2041	200	159
Tencent Holdings, Ltd. 3.24% 6/3/2050	1,716	1,184
Capital Income Builder — Page 26 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Tencent Holdings, Ltd. 3.24% 6/3/2050[1]	USD1,183	$816
Tencent Holdings, Ltd. 3.84% 4/22/2051	2,961	2,270
Tencent Holdings, Ltd. 3.84% 4/22/2051[1]	888	681
T-Mobile US, Inc. 3.50% 4/15/2025	6,550	6,363
T-Mobile US, Inc. 3.75% 4/15/2027	10,000	9,624
T-Mobile US, Inc. 3.875% 4/15/2030	8,975	8,411
T-Mobile US, Inc. 2.55% 2/15/2031	4,564	3,879
T-Mobile US, Inc. 2.875% 2/15/2031	15,636	13,386
T-Mobile US, Inc. 3.50% 4/15/2031	10,000	8,961
T-Mobile US, Inc. 3.00% 2/15/2041	4,200	3,137
T-Mobile US, Inc. 3.30% 2/15/2051	3,316	2,391
T-Mobile US, Inc. 3.40% 10/15/2052	5,200	3,801
Verizon Communications, Inc. 2.55% 3/21/2031	23,150	19,777
Verizon Communications, Inc. 2.355% 3/15/2032	11,186	9,221
Verizon Communications, Inc. 2.875% 11/20/2050	4,250	2,895
Verizon Communications, Inc. 3.55% 3/22/2051	5,000	3,883
Verizon Communications, Inc. 3.875% 3/1/2052	5,000	4,111
Vodafone Group PLC 4.25% 9/17/2050	4,575	3,801
Warner Music Group 3.75% 12/1/2029[1]	1,000	877
WarnerMedia Holdings, Inc. 4.279% 3/15/2032[1]	5,138	4,577
WarnerMedia Holdings, Inc. 5.05% 3/15/2042[1]	5,499	4,702
WarnerMedia Holdings, Inc. 5.141% 3/15/2052[1]	7,934	6,600
		385,237
Utilities 0.28%
AES Panama Generation Holdings SRL 4.375% 5/31/2030[1]	1,095	973
Alabama Power Co. 3.94% 9/1/2032	2,500	2,380
Alfa Desarrollo SpA 4.55% 9/27/2051[1]	2,835	2,277
Alliant Energy Finance, LLC 3.60% 3/1/2032[1]	900	809
Ameren Corp. 2.50% 9/15/2024	1,616	1,556
Commonwealth Edison Co. 2.95% 8/15/2027	2,450	2,321
Consumers Energy Co. 3.60% 8/15/2032	850	799
Consumers Energy Co. 4.05% 5/15/2048	6,425	5,704
Consumers Energy Co. 3.75% 2/15/2050	5,625	4,754
Consumers Energy Co. 3.10% 8/15/2050	10,890	8,121
Consumers Energy Co. 3.50% 8/1/2051	360	291
Consumers Energy Co. 2.65% 8/15/2052	1,003	686
DTE Electric Co. 3.65% 3/1/2052	1,500	1,244
DTE Energy Company 3.00% 3/1/2032	1,500	1,338
Duke Energy Corp. 5.00% 12/8/2027	1,250	1,271
Duke Energy Corp. 5.00% 8/15/2052	1,500	1,436
Duke Energy Florida, LLC 5.95% 11/15/2052	425	482
Edison International 4.95% 4/15/2025	700	697
Edison International 4.70% 8/15/2025	2,000	1,971
Edison International 5.75% 6/15/2027	5,642	5,788
Edison International 4.125% 3/15/2028	2,158	2,052
Edison International 6.95% 11/15/2029	450	489
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[12]	3,000	2,675
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[12]	15,349	15,132
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	1,713	1,411
Empresas Publicas de Medellin ESP 4.375% 2/15/2031[1]	920	730
Enfragen Energia Sur SA 5.375% 12/30/2030	800	572
Entergy Louisiana, LLC 4.20% 9/1/2048	5,950	5,284
Capital Income Builder — Page 27 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Entergy Louisiana, LLC 4.75% 9/15/2052	USD900	$869
Eversource Energy 2.80% 5/1/2023	1,870	1,861
Eversource Energy 3.80% 12/1/2023	15,000	14,850
Exelon Corp. 4.45% 4/15/2046	8,115	7,346
FirstEnergy Corp. 2.05% 3/1/2025	1,502	1,413
FirstEnergy Corp. 1.60% 1/15/2026	2,600	2,337
FirstEnergy Corp. 2.65% 3/1/2030	1,305	1,117
FirstEnergy Corp. 2.25% 9/1/2030	4,837	3,978
FirstEnergy Corp. 3.40% 3/1/2050	15,150	10,781
FirstEnergy Corp., Series B, 4.15% 7/15/2027[12]	26,785	25,631
Florida Power & Light Company 2.875% 12/4/2051	480	350
IPALCO Enterprises, Inc. 3.70% 9/1/2024	2,000	1,947
NextEra Energy Capital Holdings, Inc. 0.65% 3/1/2023	5,000	4,985
Oncor Electric Delivery Company, LLC 4.55% 9/15/2032	975	986
Pacific Gas and Electric Co. 3.25% 6/15/2023	16,490	16,349
Pacific Gas and Electric Co. 4.25% 8/1/2023	1,035	1,031
Pacific Gas and Electric Co. 1.70% 11/15/2023	4,820	4,695
Pacific Gas and Electric Co. 3.85% 11/15/2023	145	143
Pacific Gas and Electric Co. 3.40% 8/15/2024	3,665	3,562
Pacific Gas and Electric Co. 3.15% 1/1/2026	1,365	1,293
Pacific Gas and Electric Co. 2.95% 3/1/2026	12,987	12,134
Pacific Gas and Electric Co. 3.30% 3/15/2027	1,749	1,618
Pacific Gas and Electric Co. 3.30% 12/1/2027	738	675
Pacific Gas and Electric Co. 4.65% 8/1/2028	2,500	2,375
Pacific Gas and Electric Co. 4.55% 7/1/2030	1,100	1,027
Pacific Gas and Electric Co. 2.50% 2/1/2031	21,190	17,116
Pacific Gas and Electric Co. 3.25% 6/1/2031	1,300	1,105
Pacific Gas and Electric Co. 4.95% 7/1/2050	10,000	8,362
Pacific Gas and Electric Co. 3.50% 8/1/2050	20,610	13,939
PG&E Corp. 5.00% 7/1/2028	2,595	2,435
PG&E Corp. 5.25% 7/1/2030	890	820
Public Service Electric and Gas Co. 3.20% 5/15/2029	4,000	3,735
Public Service Electric and Gas Co. 2.45% 1/15/2030	3,000	2,650
Public Service Enterprise Group, Inc. 3.20% 8/1/2049	3,300	2,564
Southern California Edison Co. 0.70% 8/1/2023	3,000	2,938
Southern California Edison Co. 2.85% 8/1/2029	1,600	1,432
Southern California Edison Co. 2.25% 6/1/2030	3,800	3,251
Southern California Edison Co. 4.00% 4/1/2047	6,667	5,606
Southern California Edison Co. 4.125% 3/1/2048	6,667	5,678
Southern California Edison Co. 2.95% 2/1/2051	2,869	1,982
Southern California Edison Co., Series C, 3.60% 2/1/2045	4,463	3,452
Talen Energy Corp. 7.25% 5/15/2027[1]	2,290	2,386
Talen Energy Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.008% 11/13/2023[7,14]	5,000	5,037
Talen Energy Supply, LLC 7.625% 6/1/2028[1]	705	737
Union Electric Co. 3.90% 4/1/2052	645	557
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	3,430	3,058
Virginia Electric and Power Co. 2.40% 3/30/2032	2,481	2,096
WEC Energy Group, Inc. 5.15% 10/1/2027	1,125	1,151
Xcel Energy, Inc. 2.60% 12/1/2029	3,875	3,406
		292,089
Capital Income Builder — Page 28 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care 0.27%	Principal amount (000)	Value (000)
Amgen, Inc. 3.00% 2/22/2029	USD350	$322
Amgen, Inc. 4.05% 8/18/2029	9,650	9,330
Amgen, Inc. 4.20% 3/1/2033	8,000	7,681
Amgen, Inc. 4.40% 5/1/2045	2,000	1,788
Amgen, Inc. 4.875% 3/1/2053	6,893	6,568
Anthem, Inc. 2.375% 1/15/2025	1,534	1,467
Avantor Funding, Inc. 4.625% 7/15/2028[1]	1,000	944
Bausch Health Companies, Inc. 6.125% 2/1/2027[1]	1,000	684
Baxter International, Inc. 2.272% 12/1/2028	2,342	2,050
Baxter International, Inc. 2.539% 2/1/2032	3,435	2,817
Baxter International, Inc. 3.132% 12/1/2051	2,000	1,377
Becton, Dickinson and Company 4.298% 8/22/2032	3,000	2,931
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]	1,000	947
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]	850	704
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]	1,270	1,051
Centene Corp. 2.45% 7/15/2028	14,495	12,574
Centene Corp. 3.375% 2/15/2030	5,344	4,706
Centene Corp. 3.00% 10/15/2030	2,590	2,218
Centene Corp. 2.625% 8/1/2031	3,950	3,241
Elevance Health, Inc. 4.90% 2/8/2026	850	851
Elevance Health, Inc. 4.75% 2/15/2033	1,418	1,424
Elevance Health, Inc. 5.125% 2/15/2053	1,116	1,123
Endo International PLC 5.875% 10/15/2024[1]	225	192
GE Healthcare Holding, LLC 5.905% 11/22/2032[1]	2,000	2,169
GE Healthcare Holding, LLC 6.377% 11/22/2052[1]	375	434
Gilead Sciences, Inc. 2.80% 10/1/2050	935	653
HCA, Inc. 4.125% 6/15/2029	8,450	8,038
HCA, Inc. 3.50% 9/1/2030	1,000	897
HCA, Inc. 3.625% 3/15/2032[1]	393	349
HCA, Inc. 5.25% 6/15/2049	2,500	2,289
Humana, Inc. 3.70% 3/23/2029	649	612
Laboratory Corporation of America Holdings 4.70% 2/1/2045	6,900	6,345
Merck & Co., Inc. 1.70% 6/10/2027	11,549	10,437
Merck & Co., Inc. 2.15% 12/10/2031	15,402	13,071
Molina Healthcare, Inc. 4.375% 6/15/2028[1]	4,000	3,700
Molina Healthcare, Inc. 3.875% 5/15/2032[1]	2,875	2,414
Owens & Minor, Inc. 6.625% 4/1/2030[1]	2,135	1,891
Owens & Minor, Inc., Term Loan, (USD-SOFR + 3.75%) 4.25% 3/22/2029[7,14]	3,970	3,968
Perrigo Finance Unlimited Co. 4.375% 3/15/2026	2,500	2,370
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	543	439
Shire PLC 2.875% 9/23/2023	1,084	1,068
Shire PLC 3.20% 9/23/2026	25,483	24,368
Tenet Healthcare Corp. 4.875% 1/1/2026	1,000	975
Tenet Healthcare Corp. 6.125% 6/15/2030[1]	3,000	2,916
Teva Pharmaceutical Finance Co. BV 2.80% 7/21/2023	2,000	1,975
Teva Pharmaceutical Finance Co. BV 6.00% 4/15/2024	34,087	34,023
Teva Pharmaceutical Finance Co. BV 7.125% 1/31/2025	5,500	5,581
Teva Pharmaceutical Finance Co. BV 3.15% 10/1/2026	8,160	7,331
Teva Pharmaceutical Finance Co. BV 4.75% 5/9/2027	4,985	4,636
Teva Pharmaceutical Finance Co. BV 6.75% 3/1/2028	24,805	24,979
Teva Pharmaceutical Finance Co. BV 5.125% 5/9/2029	7,815	7,217
Teva Pharmaceutical Finance Co. BV 4.10% 10/1/2046	35,859	24,630
UnitedHealth Group, Inc. 2.375% 8/15/2024	2,940	2,844
UnitedHealth Group, Inc. 5.30% 2/15/2030	1,200	1,262
Capital Income Builder — Page 29 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 4.20% 5/15/2032	USD767	$756
UnitedHealth Group, Inc. 5.35% 2/15/2033	1,700	1,813
UnitedHealth Group, Inc. 4.75% 5/15/2052	750	744
UnitedHealth Group, Inc. 5.875% 2/15/2053	1,200	1,376
Valeant Pharmaceuticals International, Inc. 5.50% 11/1/2025[1]	5,000	4,259
Zoetis, Inc. 5.60% 11/16/2032	800	862
		280,681
Industrials 0.18%
ADT Security Corp. 4.125% 8/1/2029[1]	1,000	891
Allegiant Travel Co. 7.25% 8/15/2027[1]	866	848
Allison Transmission Holdings, Inc. 3.75% 1/30/2031[1]	2,650	2,245
American Airlines, Inc., Series 2013-2, Class A, 4.95% 7/15/2024	81	81
Ashtead Capital, Inc. 5.50% 8/11/2032[1]	3,000	3,013
Avis Budget Group, Inc. 4.75% 4/1/2028[1]	1,000	880
Avis Budget Group, Inc. 5.375% 3/1/2029[1]	1,000	895
BNSF Funding Trust I, junior subordinated, 6.613% 12/15/2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[12]	6,700	6,465
Boeing Company 4.508% 5/1/2023	28,029	27,986
Boeing Company 5.15% 5/1/2030	4,917	4,959
Boeing Company 3.625% 2/1/2031	3,907	3,582
Boeing Company 3.60% 5/1/2034	5,000	4,293
Boeing Company 5.705% 5/1/2040	5,000	5,122
Boeing Company 5.805% 5/1/2050	4,000	4,089
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	1,157	912
BWX Technologies, Inc. 4.125% 4/15/2029[1]	1,000	896
Canadian Pacific Railway, Ltd. 2.45% 12/2/2031	8,260	7,136
Canadian Pacific Railway, Ltd. 3.00% 12/2/2041	2,944	2,340
Canadian Pacific Railway, Ltd. 3.10% 12/2/2051	13,250	9,787
Carrier Global Corp. 2.722% 2/15/2030	12,267	10,725
Carrier Global Corp. 3.377% 4/5/2040	1,483	1,197
Carrier Global Corp. 3.577% 4/5/2050	1,289	1,005
Clean Harbors, Inc. 6.375% 2/1/2031[1]	505	515
CSX Corp. 2.40% 2/15/2030	7,186	6,299
CSX Corp. 4.50% 11/15/2052	3,000	2,789
Eaton Corp. 4.15% 3/15/2033	1,518	1,470
Eaton Corp. 4.70% 8/23/2052	584	569
Howmet Aerospace, Inc. 5.90% 2/1/2027	1,000	1,019
Howmet Aerospace, Inc. 6.75% 1/15/2028	2,000	2,101
Howmet Aerospace, Inc. 5.95% 2/1/2037	1,000	1,011
Lockheed Martin Corp. 5.10% 11/15/2027	951	988
Lockheed Martin Corp. 5.25% 1/15/2033	1,930	2,061
Lockheed Martin Corp. 5.70% 11/15/2054	797	906
Masonite International Corp. 5.375% 2/1/2028[1]	1,000	937
Masonite International Corp. 3.50% 2/15/2030[1]	1,000	827
Mexico City Airport Trust 5.50% 7/31/2047	2,500	2,029
Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	3,415	3,455
Norfolk Southern Corp. 4.45% 3/1/2033	1,635	1,628
Norfolk Southern Corp. 4.55% 6/1/2053	774	723
Otis Worldwide Corp. 2.056% 4/5/2025	15,629	14,749
Prime Security Services Borrower, LLC 5.75% 4/15/2026[1]	1,000	981
Regal Rexnord Corp. 6.30% 2/15/2030[1]	2,500	2,551
Regal Rexnord Corp. 6.40% 4/15/2033[1]	2,500	2,566
Rolls-Royce PLC 5.75% 10/15/2027[1]	4,415	4,299
SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	1,840	1,794
Capital Income Builder — Page 30 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
SkyMiles IP, Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 8.558% 10/20/2027[7,14]	USD1,900	$1,968
Spirit AeroSystems, Inc. 7.50% 4/15/2025[1]	1,640	1,648
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	1,661	1,807
TransDigm, Inc. 8.00% 12/15/2025[1]	2,000	2,041
TransDigm, Inc. 6.25% 3/15/2026[1]	4,700	4,704
Union Pacific Corp. 2.80% 2/14/2032	1,500	1,329
Union Pacific Corp. 2.95% 3/10/2052	1,823	1,324
United Airlines, Inc. 4.375% 4/15/2026[1]	1,080	1,027
United Airlines, Inc. 4.625% 4/15/2029[1]	875	799
United Rentals, Inc. 4.875% 1/15/2028	2,000	1,940
United Rentals, Inc. 6.00% 12/15/2029[1]	3,000	3,049
United Rentals, Inc. 4.00% 7/15/2030	1,000	901
United Technologies Corp. 3.125% 5/4/2027	12,375	11,767
		189,918
Consumer staples 0.13%
7-Eleven, Inc. 0.95% 2/10/2026[1]	1,300	1,162
7-Eleven, Inc. 1.80% 2/10/2031[1]	3,540	2,825
7-Eleven, Inc. 2.50% 2/10/2041[1]	2,360	1,663
7-Eleven, Inc. 2.80% 2/10/2051[1]	3,195	2,112
Albertsons Companies, Inc. 3.50% 3/15/2029[1]	4,290	3,707
Altria Group, Inc. 4.40% 2/14/2026	1,173	1,169
Altria Group, Inc. 2.45% 2/4/2032	2,000	1,564
Altria Group, Inc. 3.875% 9/16/2046	1,756	1,248
Altria Group, Inc. 3.70% 2/4/2051	2,604	1,741
Anheuser-Busch Companies, LLC 4.90% 2/1/2046	2,321	2,268
Anheuser-Busch InBev NV 4.75% 1/23/2029	15,000	15,248
Anheuser-Busch InBev NV 4.60% 4/15/2048	2,500	2,369
Anheuser-Busch InBev NV 5.55% 1/23/2049	3,646	3,916
Anheuser-Busch InBev NV 4.50% 6/1/2050	1,500	1,427
ARAMARK Corp. 6.375% 5/1/2025[1]	2,000	2,003
British American Tobacco PLC 4.70% 4/2/2027	7,862	7,707
British American Tobacco PLC 3.557% 8/15/2027	7,650	7,144
British American Tobacco PLC 4.742% 3/16/2032	1,000	925
British American Tobacco PLC 4.39% 8/15/2037	1,300	1,069
British American Tobacco PLC 3.734% 9/25/2040	4,640	3,365
British American Tobacco PLC 4.54% 8/15/2047	3,138	2,396
British American Tobacco PLC 4.758% 9/6/2049	2,361	1,853
British American Tobacco PLC 5.65% 3/16/2052	713	639
Conagra Brands, Inc. 5.30% 11/1/2038	739	744
Constellation Brands, Inc. 5.00% 2/2/2026	3,000	3,003
Constellation Brands, Inc. 4.35% 5/9/2027	1,919	1,898
Constellation Brands, Inc. 4.75% 5/9/2032	1,016	1,017
Coty, Inc. 5.00% 4/15/2026[1]	2,000	1,917
General Mills, Inc. 5.241% 11/18/2025	2,500	2,513
Imperial Tobacco Finance PLC 6.125% 7/27/2027[1]	965	992
Kraft Heinz Company 3.00% 6/1/2026	2,072	1,973
Kraft Heinz Company 3.875% 5/15/2027	2,795	2,725
Kraft Heinz Company 5.20% 7/15/2045	8,000	7,836
Kraft Heinz Company 4.375% 6/1/2046	5,000	4,373
Kraft Heinz Company 4.875% 10/1/2049	2,177	2,039
MARB BondCo PLC 3.95% 1/29/2031[1]	1,677	1,323
NBM US Holdings, Inc. 6.625% 8/6/2029[15]	3,000	2,922
Performance Food Group, Inc. 5.50% 10/15/2027[1]	1,000	964
Capital Income Builder — Page 31 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International, Inc. 5.125% 11/15/2024	USD3,000	$3,022
Philip Morris International, Inc. 5.00% 11/17/2025	3,000	3,042
Philip Morris International, Inc. 5.125% 11/17/2027	3,741	3,826
Philip Morris International, Inc. 5.625% 11/17/2029	1,288	1,346
Philip Morris International, Inc. 1.75% 11/1/2030	1,000	805
Philip Morris International, Inc. 5.75% 11/17/2032	1,501	1,580
Procter & Gamble Company 4.05% 1/26/2033	3,000	3,007
Reckitt Benckiser Treasury Services PLC 2.75% 6/26/2024[1]	2,215	2,151
Reynolds American, Inc. 4.45% 6/12/2025	7,045	6,920
Reynolds American, Inc. 5.85% 8/15/2045	640	586
TreeHouse Foods, Inc. 4.00% 9/1/2028	725	606
		132,650
Information technology 0.11%
Analog Devices, Inc. 1.70% 10/1/2028	1,350	1,178
Analog Devices, Inc. 2.10% 10/1/2031	2,576	2,170
Apple, Inc. 3.35% 8/8/2032	5,500	5,143
Apple, Inc. 3.95% 8/8/2052	2,814	2,531
Black Knight, Inc. 3.625% 9/1/2028[1]	1,880	1,673
Block, Inc. 2.75% 6/1/2026	4,000	3,640
Block, Inc. 3.50% 6/1/2031	6,500	5,437
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]	1,125	1,019
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]	1,505	1,350
Broadcom, Inc. 4.00% 4/15/2029[1]	302	283
Broadcom, Inc. 4.75% 4/15/2029	5,000	4,939
Broadcom, Inc. 4.15% 11/15/2030	5,000	4,669
Broadcom, Inc. 2.45% 2/15/2031[1]	2,905	2,387
Broadcom, Inc. 4.15% 4/15/2032[1]	1,054	963
Broadcom, Inc. 2.60% 2/15/2033[1]	2,990	2,351
Broadcom, Inc. 3.137% 11/15/2035[1]	205	159
Broadcom, Inc. 3.50% 2/15/2041[1]	2,338	1,790
Broadcom, Inc. 3.75% 2/15/2051[1]	1,203	896
Entegris Escrow Corp. 4.75% 4/15/2029[1]	6,925	6,500
Fair Isaac Corp. 4.00% 6/15/2028[1]	1,000	930
Fidelity National Information Services, Inc. 3.10% 3/1/2041	212	159
Gartner, Inc. 4.50% 7/1/2028[1]	3,600	3,425
Gartner, Inc. 3.625% 6/15/2029[1]	2,000	1,799
Global Payments, Inc. 2.90% 11/15/2031	937	781
Lenovo Group, Ltd. 5.875% 4/24/2025	38,190	38,244
Lenovo Group, Ltd. 6.536% 7/27/2032	2,000	2,062
Match Group Holdings II, LLC 4.125% 8/1/2030[1]	1,000	861
NortonLifeLock, Inc. 6.75% 9/30/2027[1]	2,000	2,030
Oracle Corp. 3.60% 4/1/2050	2,500	1,839
Oracle Corp. 3.95% 3/25/2051	3,029	2,358
PayPal Holdings, Inc. 4.40% 6/1/2032	2,500	2,455
PayPal Holdings, Inc. 5.05% 6/1/2052	2,000	1,950
Sabre GLBL, Inc. 7.375% 9/1/2025[1]	1,500	1,473
Sabre GLBL, Inc. 11.25% 12/15/2027[1]	1,487	1,577
salesforce.com, inc. 2.90% 7/15/2051	2,000	1,432
ServiceNow, Inc. 1.40% 9/1/2030	4,090	3,237
SK hynix, Inc. 6.375% 1/17/2028[1]	580	589
SK hynix, Inc. 6.50% 1/17/2033[1]	853	866
Capital Income Builder — Page 32 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Unisys Corp. 6.875% 11/1/2027[1]	USD1,000	$759
VeriSign, Inc. 2.70% 6/15/2031	625	538
		118,442
Real estate 0.09%
American Tower Corp. 2.70% 4/15/2031	1,783	1,505
American Tower Corp. 4.05% 3/15/2032	646	599
Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]	1,975	1,737
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031[1]	980	840
Crown Castle, Inc. 5.00% 1/11/2028	5,784	5,855
Equinix, Inc. 2.90% 11/18/2026	6,572	6,123
FibraSOMA 4.375% 7/22/2031[1]	2,753	2,150
Forestar Group, Inc. 3.85% 5/15/2026[1]	1,000	892
Forestar Group, Inc. 5.00% 3/1/2028[1]	2,000	1,748
GLP Capital, LP 4.00% 1/15/2030	2,500	2,262
Hospitality Properties Trust 4.50% 6/15/2023	2,990	2,971
Hospitality Properties Trust 4.50% 3/15/2025	1,965	1,781
Hospitality Properties Trust 7.50% 9/15/2025	906	892
Hospitality Properties Trust 3.95% 1/15/2028	4,150	3,166
Howard Hughes Corp. 5.375% 8/1/2028[1]	10,675	9,902
Howard Hughes Corp. 4.375% 2/1/2031[1]	825	686
Iron Mountain, Inc. 4.875% 9/15/2027[1]	3,000	2,828
Iron Mountain, Inc. 5.00% 7/15/2028[1]	2,410	2,218
Iron Mountain, Inc. 4.875% 9/15/2029[1]	3,085	2,790
Iron Mountain, Inc. 4.50% 2/15/2031[1]	955	820
Kennedy-Wilson Holdings, Inc. 4.75% 3/1/2029	3,150	2,650
Kennedy-Wilson Holdings, Inc. 5.00% 3/1/2031	1,125	919
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[1]	1,000	964
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]	4,000	3,532
RLJ Lodging Trust, LP 3.75% 7/1/2026[1]	1,000	915
Sun Communities Operating, LP 2.30% 11/1/2028	1,006	868
Sun Communities Operating, LP 2.70% 7/15/2031	3,703	3,052
Sun Communities Operating, LP 4.20% 4/15/2032	8,647	7,932
VICI Properties, LP 3.875% 2/15/2029[1]	1,815	1,637
VICI Properties, LP 4.625% 12/1/2029[1]	3,000	2,798
VICI Properties, LP 4.125% 8/15/2030[1]	10,645	9,536
Westfield Corp., Ltd. 3.50% 6/15/2029[1]	2,083	1,757
		88,325
Materials 0.08%
Alcoa Nederland Holding BV 4.125% 3/31/2029[1]	2,000	1,855
Anglo American Capital PLC 2.625% 9/10/2030[1]	2,819	2,398
Anglo American Capital PLC 3.95% 9/10/2050[1]	803	648
Arconic Corp. 6.00% 5/15/2025[1]	2,000	1,985
Ardagh Metal Packaging Finance USA, LLC 6.00% 6/15/2027[1]	530	529
Avient Corp. 5.75% 5/15/2025[1]	1,000	991
Ball Corp. 6.875% 3/15/2028	2,350	2,427
Ball Corp. 2.875% 8/15/2030	1,000	821
Braskem Idesa SAPI 7.45% 11/15/2029[1]	2,002	1,655
Braskem SA 5.875% 1/31/2050[1]	2,500	2,078
CAN-PACK SA 3.875% 11/15/2029[1]	1,500	1,247
Celanese US Holdings, LLC 6.379% 7/15/2032	2,374	2,394
Cleveland-Cliffs, Inc. 6.75% 3/15/2026[1]	3,000	3,053
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	3,400	3,348
Capital Income Builder — Page 33 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Consolidated Energy Finance SA 6.50% 5/15/2026[1]	USD1,000	$933
Dow Chemical Co. 5.55% 11/30/2048	2,500	2,538
Dow Chemical Co. 6.90% 5/15/2053	1,000	1,187
FMG Resources 4.375% 4/1/2031[1]	2,500	2,203
Graphic Packaging International, Inc. 3.50% 3/15/2028[1]	5,000	4,476
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[1]	2,600	2,157
Linde, Inc. 4.70% 12/5/2025	3,000	3,025
LYB International Finance III, LLC 4.20% 5/1/2050	2,000	1,625
LYB International Finance III, LLC 3.625% 4/1/2051	4,001	2,938
Methanex Corp. 5.125% 10/15/2027	5,430	5,179
Mineral Resources, Ltd. 8.125% 5/1/2027[1]	1,000	1,009
Mineral Resources, Ltd. 8.00% 11/1/2027[1]	2,075	2,127
Mosaic Co. 4.25% 11/15/2023	1,700	1,690
Nova Chemicals Corp. 4.875% 6/1/2024[1]	1,500	1,479
Nova Chemicals Corp. 5.25% 6/1/2027[1]	4,840	4,508
Nova Chemicals Corp. 4.25% 5/15/2029[1]	6,500	5,582
Novelis Corp. 3.25% 11/15/2026[1]	1,000	907
Novelis Corp. 3.875% 8/15/2031[1]	1,000	846
Nutrien, Ltd. 5.90% 11/7/2024	550	559
Olin Corp. 5.00% 2/1/2030	1,850	1,751
POSCO 5.75% 1/17/2028[1]	435	449
Sealed Air Corp. 6.125% 2/1/2028[1]	1,021	1,031
Sherwin-Williams Company 3.45% 6/1/2027	5,851	5,623
South32 Treasury, Ltd. 4.35% 4/14/2032[1]	1,246	1,123
Yara International ASA 7.378% 11/14/2032[1]	2,929	3,229
		83,603
Total corporate bonds, notes & loans		2,925,359
Asset-backed obligations 0.69%
Aesop Funding, LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,10]	12,814	12,022
Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,10]	8,090	7,407
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 5.973% 4/21/2031[1,7,10]	1,355	1,349
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 5.445% 12/18/2025[7,10]	11,381	11,411
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class D, 3.04% 9/22/2025[1,10]	5,000	4,669
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,10]	1,383	1,277
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[1,10]	127	125
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,10]	2,000	1,890
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031[1,10]	2,000	1,858
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,10]	451	349
CarMax Auto Owner Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.77%) 5.049% 9/15/2025[7,10]	7,928	7,943
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,10]	2,815	2,430
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,10]	414	380
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,10]	35,884	32,464
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,10]	5,762	4,909
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,10]	26,907	23,749
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,10]	44,675	44,563
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[1,10]	271	241
CLI Funding V, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[1,10]	501	444
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,10]	572	507
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[1,10]	767	681
Capital Income Builder — Page 34 of 44

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD-LIBOR + 0.19%) 4.649% 11/15/2035[7,10]	USD24	$23
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD-LIBOR + 0.14%) 4.599% 7/15/2036[7,10]	1,438	1,325
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 4.599% 1/15/2037[7,10]	1,681	1,560
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 4.609% 2/15/2037[7,10]	3,535	3,279
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70% 5/17/2027[10]	6,757	6,626
Exeter Automobile Receivables Trust, Series 2022-3A, Class A2, 3.45% 8/15/2024[10]	2,723	2,718
Exeter Automobile Receivables Trust, Series 2022-4A, Class A2, 3.99% 8/15/2024[10]	3,334	3,329
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[1,10]	5,326	5,220
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,10]	7,819	7,111
Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 4.879% 2/15/2025[7,10]	5,829	5,832
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 1/15/2030[1,10]	22,965	22,784
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[1,10]	40,645	39,431
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,10]	9,089	8,605
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,10]	48,410	43,780
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,10]	4,815	4,232
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,10]	2,169	2,067
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,10]	1,127	1,025
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[1,10]	310	282
GM Financial Automobile Leasing Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.71%) 5.02% 10/21/2024[7,10]	6,695	6,709
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.60%) 4.879% 9/16/2025[7,10]	7,359	7,369
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,10]	16,218	16,864
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 6/30/2023[1,4,10]	1,780	1,771
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,10]	13,004	12,109
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,10]	4,878	4,522
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,10]	779	716
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[1,10]	1,164	1,066
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,10]	14,098	12,494
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,10]	5,267	4,641
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,10]	826	718
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[1,10]	2,012	1,734
Hyundai Auto Receivables Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.58%) 4.859% 5/15/2025[7,10]	6,830	6,836
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[1,10]	2,097	2,057
Mission Lane Credit Card Master Trust, Series 2022-A, Class B, 9.20% 9/15/2027[1,10]	100	98
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[4,10,15]	1,501	1,501
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[4,10,15]	240	240
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,10]	2,287	2,023
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,10]	16,164	14,189
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,10]	1,261	1,074
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046[1,10]	859	708
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,10]	18,673	16,702
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,10]	43,636	39,258
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062[1,10]	1,328	1,103
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062[1,10]	1,889	1,550
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 5.226% 4/20/2062[1,7,10]	22,157	21,692
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,10]	93,915	81,935
Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 8/15/2024[10]	18,200	17,848
Capital Income Builder — Page 35 of 44

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Nissan Auto Lease Trust, Series 2022-A, Class A2B, (30-day Average USD-SOFR + 0.68%) 4.959% 8/15/2024[7,10]	USD15,261	$15,272
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[1,10]	7,425	6,856
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,10]	5,757	5,201
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 3/25/2037[10]	804	759
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,10]	1,364	1,351
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 2.45% 1/20/2031[1,7,10]	1,989	1,993
Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05% 7/15/2025[10]	9,636	9,611
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[10]	518	512
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[10]	137	140
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[10]	484	479
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[10]	249	261
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,10]	5,315	4,652
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,10]	686	561
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033[1,10]	1,061	916
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,10]	2,007	1,844
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,10]	316	284
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[1,10]	924	818
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[1,10]	5,335	4,958
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[1,7,10]	19,538	17,640
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 4.849% 8/15/2025[7,10]	2,462	2,465
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,10]	1,603	1,415
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,10]	641	567
Verizon Master Trust, Series 2022-3, Class A, 3.01% 5/20/2027 (3.76% on 11/20/2023)[10,12]	14,780	14,546
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[10,12]	4,849	4,906
Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 10/21/2024[10]	8,691	8,580
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[1,10]	10,258	10,165
		716,176
Bonds & notes of governments & government agencies outside the U.S. 0.09%
Colombia (Republic of) 8.00% 4/20/2033	2,500	2,565
Colombia (Republic of) 7.50% 2/2/2034	1,290	1,276
Dominican Republic 7.05% 2/3/2031[1]	780	780
Dominican Republic 5.875% 1/30/2060[1]	700	541
Panama (Republic of) 4.50% 4/1/2056	2,585	1,977
Panama (Republic of) 4.50% 1/19/2063	690	517
Peru (Republic of) 2.783% 1/23/2031	12,640	10,730
Peru (Republic of) 2.78% 12/1/2060	2,950	1,795
Peru (Republic of) 3.23% 7/28/2121	3,600	2,177
Portuguese Republic 5.125% 10/15/2024	41,500	41,729
Qatar (State of) 4.50% 4/23/2028[1]	7,070	7,218
Qatar (State of) 5.103% 4/23/2048[1]	4,800	4,965
Romania 3.50% 4/3/2034	EUR1,770	1,490
Saudi Arabia (Kingdom of) 3.628% 4/20/2027[1]	USD5,000	4,881
Saudi Arabia (Kingdom of) 3.625% 3/4/2028[1]	11,435	11,089
United Mexican States 5.00% 4/27/2051	2,370	2,050
United Mexican States 3.75% 4/19/2071	2,550	1,718
		97,498
Municipals 0.03% California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	1,580	1,338
Capital Income Builder — Page 36 of 44

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Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois 0.02%	Principal amount (000)	Value (000)
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	USD22,485	$22,352
Ohio 0.00%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,840	4,191
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 3.75% 12/1/2023	310	304
		4,495
Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	8,155	6,380
Washington 0.00%
Energy Northwest, Electric Rev. Bonds (Columbia Generating Station), Series 2015-B, 2.814% 7/1/2024	800	787
Total municipals		35,352
Federal agency bonds & notes 0.03%
Fannie Mae 2.125% 4/24/2026	37,230	35,332
Total bonds, notes & other debt instruments (cost: $19,484,027,000)		18,593,615
Short-term securities 6.28% Money market investments 6.17%	Shares
Capital Group Central Cash Fund 4.46%[2,16]	64,322,326	6,431,589
Money market investments purchased with collateral from securities on loan 0.11%
Capital Group Central Cash Fund 4.46%[2,16,17]	683,663	68,360
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.23%[16,17]	12,000,000	12,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.23%[16,17]	12,000,000	12,000
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.14%[16,17]	4,300,000	4,300
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.07%[16,17]	3,200,000	3,200
Fidelity Investments Money Market Government Portfolio, Class I 4.20%[16,17]	3,200,000	3,200
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18%[16,17]	3,200,000	3,200
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.30%[16,17]	3,195,173	3,195
		109,455
Total short-term securities (cost: $6,540,133,000)		6,541,044
Total investment securities 102.23% (cost: $88,487,345,000)		106,542,076
Other assets less liabilities (2.23)%		(2,321,179)
Net assets 100.00%		$104,220,897
Capital Income Builder — Page 37 of 44

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Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 1/31/2023 (000)
2 Year U.S. Treasury Note Futures	Long	27,128	March 2023	USD5,578,831	$16,063
5 Year U.S. Treasury Note Futures	Long	37,511	March 2023	4,097,784	42,793
10 Year U.S. Treasury Note Futures	Short	1,615	March 2023	(184,943)	(2,344)
10 Year Ultra U.S. Treasury Note Futures	Short	3,817	March 2023	(462,632)	(6,800)
20 Year U.S. Treasury Bond Futures	Long	989	March 2023	128,446	559
30 Year Ultra U.S. Treasury Bond Futures	Long	2,223	March 2023	315,110	10,502
					$60,773
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized depreciation at 1/31/2023 (000)
Currency purchased (000)		Currency sold (000)
USD	409	EUR	380	Morgan Stanley	2/13/2023	$(5)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 1/31/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 1/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	USD524,983	$(24)	$—	$(24)
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	358,317	(45)	—	(45)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	716,700	(71)	—	(71)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	480,632	(7,226)	—	(7,226)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	519,368	(7,791)	—	(7,791)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	518,700	(8,000)	—	(8,000)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	80,177	(1,277)	—	(1,277)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	380,800	(6,196)	—	(6,196)
3-month USD-LIBOR	Quarterly	0.619%	Semi-annual	12/20/2029	739,000	131,920	382	131,538
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050	93,600	42,776	—	42,776
						$144,066	$382	$143,684
Capital Income Builder — Page 38 of 44

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Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)
Common stocks 0.54%
Financials 0.17%
360 ONE WAM, Ltd.[18]	$16,266	$87,446	$—	$—	$2,185	$105,897	$986
Patria Investments, Ltd., Class A	63,033	1,403	—	—	5,584	70,020	758
						175,917
Industrials 0.28%
Trinity Industries, Inc.	220,024	—	—	—	1,851	221,875	2,005
Ventia Services Group Pty, Ltd.	86,550	—	9,221	2,437	(5,564)	74,202	—
						296,077
Real estate 0.09%
POWERGRID Infrastructure Investment Trust	98,707	—	—	—	(7,600)	91,107	4,372
VICI Properties, Inc. REIT[19]	1,686,120	—	133,431	12,623	93,657	—	20,182
						91,107
Total common stocks						563,101
Investment funds 2.30%
Capital Group Central Corporate Bond Fund	2,402,714	21,321	190,000	(49,391)	217,232	2,401,876	21,321
Short-term securities 6.24%
Money market investments 6.17%
Capital Group Central Cash Fund 4.46%[16]	8,626,386	2,209,339	4,405,350	274	940	6,431,589	78,804
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 4.46%[16,17]	91,860		23,500[20]			68,360	—[21]
Total short-term securities						6,499,949
Total 9.08%				$(34,057)	$308,285	$9,464,926	$128,428
Restricted securities15

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
NBM US Holdings, Inc. 6.625% 8/6/2029	4/1/2020-4/3/2020	$2,747	$2,922.00%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[2,3]	12/6/2022	1,501	1,501.00
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[2,3]	12/6/2022	240	240.00
Total		$4,488	$4,663.00%

Capital Income Builder — Page 39 of 44

unaudited
[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,296,064,000, which represented 2.20% of the net assets of the fund.

[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $107,899,000, which represented .10% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Security did not produce income during the last 12 months.
[6]	Amount less than one thousand.
[7]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $113,303,000, which represented .11% of the net assets of the fund.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	Purchased on a TBA basis.
[12]	Step bond; coupon rate may change at a later date.
[13]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[14]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $10,973,000, which represented .01% of the net assets of the fund.

[15]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $4,663,000, which represented less than .01% of the net assets of the fund.

[16]	Rate represents the seven-day yield at 1/31/2023.
[17]	Security purchased with cash collateral from securities on loan.
[18]	This security changed its name during the reporting period.
[19]	Affiliated issuer during the reporting period but no longer an affiliate at 1/31/2023. Refer to the investment portfolio for the security value at 1/31/2023.
[20]	Represents net activity.
[21]	Dividend income is included with securities lending income and is not shown in this table.
Capital Income Builder — Page 40 of 44

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $8,053,121,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $401,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps while held were $2,540,543,000.
Capital Income Builder — Page 41 of 44

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of
January 31, 2023 (dollars in thousands):

Capital Income Builder — Page 42 of 44

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$8,235,571	$7,128,229	$96	$15,363,896
Consumer staples	5,752,435	4,389,498	—	10,141,933
Health care	7,079,713	1,982,888	—	9,062,601
Information technology	6,090,198	1,529,344	—	7,619,542
Industrials	4,119,706	3,413,272	—	7,532,978
Energy	4,925,628	1,567,462	31	6,493,121
Real estate	5,298,676	1,172,046	—	6,470,722
Utilities	3,131,652	2,936,037	—	6,067,689
Materials	2,078,248	1,289,497	—	3,367,745
Communication services	1,729,360	1,438,101	—	3,167,461
Consumer discretionary	1,507,668	1,627,353	—	3,135,021
Preferred securities	33,800	62,811	—	96,611
Rights & warrants	793	—	—	793
Convertible stocks	485,428	—	—	485,428
Investment funds	2,401,876	—	—	2,401,876
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	9,056,791	—	9,056,791
Mortgage-backed obligations	—	5,721,381	5,726	5,727,107
Corporate bonds, notes & loans	—	2,925,359	—	2,925,359
Asset-backed obligations	—	712,664	3,512	716,176
Bonds & notes of governments & government agencies outside the U.S.	—	97,498	—	97,498
Municipals	—	35,352	—	35,352
Federal agency bonds & notes	—	35,332	—	35,332
Short-term securities	6,541,044	—	—	6,541,044
Total	$59,411,796	$47,120,915	$9,365	$106,542,076

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$69,917	$—	$—	$69,917
Unrealized appreciation on centrally cleared interest rate swaps	—	174,314	—	174,314
Liabilities:
Unrealized depreciation on futures contracts	(9,144)	—	—	(9,144)
Unrealized depreciation on open forward currency contracts	—	(5)	—	(5)
Unrealized depreciation on centrally cleared interest rate swaps	—	(30,630)	—	(30,630)
Total	$60,773	$143,679	$—	$204,452
*
Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.
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unaudited

Key to abbreviations
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CDI = CREST Depository Interest
CLO = Collateralized Loan Obligations
CME = CME Group
CMT = Constant Maturity Treasury
DAC = Designated Activity Company
EFFR = Effective Federal Funds Rate
EUR = Euros
Fac. = Facility
Facs. = Facilities

G.O. = General Obligation
GBP = British pounds
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SDR = Swedish Depositary Receipts
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-012-0323O-S89774
Capital Income Builder — Page 44 of 44